    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006.

                                                            FILE NO. 033-48266

                                                                     811-04613

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-6

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 24                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 46                                           /X/

                              VARIABLE ACCOUNT C

                          (Exact Name of Registrant)

                       UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                             500 BIELENBERG DRIVE
                         WOODBURY, MINNESOTA 55125

                  (Address of Depositor's Principal Offices)

                                (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                             JERRY K. SCHEINFELDT
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485
/X/  on May 1, 2006, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on             , pursuant to paragraph (a)(1) of Rule 485
/ /  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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                       NOTICE TO EXISTING POLICY OWNERS

    This product prospectus will be distributed to prospective purchasers connection with sales occurring on or after May 1, 2006. However, it will also be distributed to owners who purchase their policy before May 1, 2006.

    Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2006. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                    PART A

WALL STREET SERIES VUL 500
(FORMERLY FORTIS WALL STREET SERIES VUL 500)

FLEXIBLE PREMIUM INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY


MAILING ADDRESS:                                                   STREET ADDRESS:
P.O. BOX 64284                                                     500 BIELENBERG DRIVE
ST. PAUL, MN 55164                                                 WOODBURY, MN 55125


TELEPHONE: 1-800-800-2000 EXT. 13028


PROSPECTUS DATED MAY 1, 2006


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This Prospectus describes information you should know before you purchase Wall Street Series VUL 500 variable life insurance. Please read it carefully before you purchase your variable life insurance policy (policy). Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies.


Wall Street Series VUL 500 is a flexible premium variable life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: Hartford Series Fund, Inc. and Hartford Series Fund II, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                           UNION SECURITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                                                            PAGE
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SUMMARY OF BENEFITS AND RISKS                                                                                                   3
FEE TABLES                                                                                                                      5
ABOUT US                                                                                                                        9
     Union Security Insurance Company                                                                                           9
     Variable Account C                                                                                                         9
     The Funds                                                                                                                  9
     The General Account                                                                                                       12
CHARGES AND DEDUCTIONS                                                                                                         12
YOUR POLICY                                                                                                                    15
PREMIUMS                                                                                                                       20
DEATH BENEFITS AND POLICY VALUES                                                                                               22
MAKING WITHDRAWALS FROM YOUR POLICY                                                                                            23
LOANS                                                                                                                          23
LAPSE AND REINSTATEMENT                                                                                                        24
FEDERAL TAX CONSIDERATIONS                                                                                                     24
LEGAL PROCEEDINGS                                                                                                              28
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                                                         28
FINANCIAL STATEMENTS                                                                                                           28
GLOSSARY OF SPECIAL TERMS                                                                                                      29
WHERE YOU CAN FIND MORE INFORMATION                                                                                            30
STATEMENT OF ADDITIONAL INFORMATION

UNION SECURITY INSURANCE COMPANY                                           3

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SUMMARY OF BENEFITS AND RISKS


This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is inforce and when the insured dies, we pay a death benefit to your beneficiary. You select one of two death benefit options:

- LEVEL OPTION ("OPTION A"): The death benefit equals the current Face Amount.

- RETURN OF POLICY VALUE OPTION ("OPTION B"): The death benefit is the current Face Amount plus the Policy Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.


GUARANTEED DEATH BENEFIT -- Generally, your death benefit coverage will last as long as there is enough cash surrender value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Guaranteed Death Benefit your policy will lapse if the cash surrender value of your policy is insufficient to pay your monthly charges. However, when the Guaranteed Death Benefit feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.


INVESTMENT OPTIONS -- You may invest in a variety of investment options and a General Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premiums any time, subject to certain limitations.


RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Policy Rights."


WITHDRAWALS AND SURRENDERS -- You may take money out of your policy once per year after the first policy year, subject to certain minimums. You may also surrender your policy in full. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."


TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.


RISKS OF YOUR POLICY


This is a brief description of the principal risks of the policy.



INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). You should read the prospectuses for the Funds for information about the risks of each investment option.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period because surrenders may be subject to a surrender charge. The surrender charge is proportionally higher during the early years of the policy, and may more than offset any increase in Policy Value.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.


WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per year after the first policy year. Withdrawals will reduce your policy's death benefit, and may be subject to a transaction fee.


TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the General Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Policy Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become

4                                           UNION SECURITY INSURANCE COMPANY

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a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Taxes."


TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.



CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).



INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

UNION SECURITY INSURANCE COMPANY                                           5

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FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.


TRANSACTION FEES

       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
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Sales Charge (1)       Through monthly and daily deductions from Policy      7.5% of each premium payment.
                       Value.
Premium Tax Charge     Through monthly and daily deductions from Policy      Maximum Charge:
(1)                    Value.                                                2.5% of each premium payment
                                                                             Current Charge:
                                                                             2.2% of each premium payment
Surrender Charge       If your policy lapses or is surrendered during the    Maximum Charge:
                       first 11 policy years, or during the first 11 years   $40.00 per $1,000 of Face Amount surrendered.
                       after any requested increase in Face Amount.
Transaction Fee        When you make a withdrawal or a transfer between      Maximum Charge:
                       investment options.                                   Lesser of $25 or 2% of the amount transferred or
                                                                             withdrawn.
                                                                             Current Charge:
                                                                             $0 per transaction.
Loan Interest Rate     Annually in advance if you have taken a loan on       6.10% annually.
(2)                    your policy.


(1) Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. We reserve the right to take up to 2.5% for Premium tax directly from the premium paid. If taken from the premium, the amount taken through monthly and daily deductions will be reduced by a corresponding amount.

(2) Loan Accounts are credited with interest at an annual rate of 4.0%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
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Cost of Insurance      Monthly.                                              Minimum Charge:
Charges (1)                                                                  $0.84 per $1,000 of amount of risk for a non-smoking
                                                                             female age 25 during the first policy year.
                                                                             Maximum Charge:
                                                                             $378.76 per $1,000 of amount of risk for a male
                                                                             smoker age 94.
                                                                             Charge for representative insured:
                                                                             $3.10 per $1,000 of amount of risk for a male
                                                                             non-smoker, issue age 45.
Monthly                Monthly.                                              Maximum Charge:
Administrative Charge                                                        $7.50 plus $0.13 per $1,000 of Face Amount
                                                                             Current Charge:
                                                                             $4.50 per month
Guaranteed Death       Monthly.                                              $0.01 per $1,000 of Face Amount
Benefit Charge
Mortality and          Daily.                                                0.90% annually of Policy Value invested in the
Expense Risk Charge                                                          Sub-Accounts.
Policy Value           Monthly.                                              $4.00 per month plus a daily deduction at an annual
Advances Recovery                                                            rate of 0.27% of Policy Value invested in the
Charge                                                                       Sub-Accounts.
Waiver of Selected     Monthly.                                              Minimum Charge:
Amount Rider (2)                                                             $2.33 per $1,000 of selected amount for an insured
                                                                             age 18-37.
                                                                             Maximum Charge:
                                                                             $24.10 per $1,000 of selected amount for an insured
                                                                             age 59.
                                                                             Charge for representative insured:
                                                                             $2.33 per $1,000 of selected amount for an insured
                                                                             age 35.
Waiver of Monthly      Monthly.                                              Minimum Charge:
Deduction Rider (3)                                                          $0.09 per $1,000 of amount at risk for a female
                                                                             non-smoker age 25.
                                                                             Maximum Charge:
                                                                             $7.39 per $1,000 of amount at risk for a male smoker
                                                                             age 60.
                                                                             Charge for representative insured:
                                                                             $0.33 per $1,000 of amount at risk for a male
                                                                             non-smoker issue age 45.

6                                           UNION SECURITY INSURANCE COMPANY

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       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
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Additional Insured     Monthly.                                              Minimum Charge:
Rider (4)                                                                    $0.39 per $1,000 of benefit for a female, age 0,
                                                                             during the first policy year.
                                                                             Maximum Charge:
                                                                             $326.09 per $1,000 of benefit for a male smoker age
                                                                             94.
                                                                             Charge for representative insured:
                                                                             $1.25 per $1,000 of benefit for a male non-smoker
                                                                             issue age 45.
Primary Insured        Monthly.                                              Minimum Charge:
Rider (4)                                                                    $0.54 per $1,000 of benefit for a female smoker age
                                                                             25.
                                                                             Maximum Charge:
                                                                             $326.09 per $1,000 of benefit for a male smoker age
                                                                             94.
                                                                             Charge for representative insured:
                                                                             $1.10 per $1,000 of benefit for a male non-smoker
                                                                             issue age 45.
Child Insurance Rider  Monthly.                                              Maximum and Current Charge:
                                                                             $6.50 per $1,000 of benefit.
Accelerated Benefit    At the time of receipt of a benefit. Charge is an     Maximum Charge: 1
Rider                  interest discount of the accelerated benefit plus     0% interest discount plus $300.
                       an administrative charge.                             Current Charge:
                                                                             5.27% interest discount plus $50.


(1) The cost of insurance charge varies based on individual characteristics of amount at risk, gender, age, policy year, and underwriting class. At any time the "amount at risk" is the death benefit reduced by a factor less the Policy Value. For substandard risks such as aviation, the charge includes a flat dollar amount per $1,000 of Face Amount. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 13028.

(2) This charge varies based on individual characteristics of the selected amount to be waived, and the age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 13028.

(3) This charge varies based on individual characteristics of the amount at risk, underwriting class, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 13028.

(4) This charge varies based on individual characteristics of the amount of death benefit of the rider, underwriting class, policy year, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 13028.

UNION SECURITY INSURANCE COMPANY                                           7

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                        ANNUAL FUND OPERATING EXPENSES



Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2005.



                                                                                                          Minimum       Maximum
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Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, distribution,
and/or service (12b-1) fees, and other expenses)                                                            0.42%         1.06%




                INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES



The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2005. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                                           12b-1                TOTAL                   TOTAL NET
                                                                       DISTRIBUTION            ANNUAL   CONTRACTUAL FEE  ANNUAL
                                                                          AND/OR                FUND      WAIVERS OR      FUND
                                                         MANAGEMENT      SERVICING    OTHER   OPERATING     EXPENSE     OPERATING
FUND                                                        FEES           FEES      EXPENSES EXPENSES  REIMBURSEMENTS  EXPENSES
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Hartford Advisers HLS Fund -- Class IA                      0.60%            N/A       0.06%     0.66%         N/A         0.66%
Hartford Blue Chip Stock HLS Fund -- Class IA               0.88%(1)         N/A       0.03%     0.91%         N/A         0.91%
Hartford Capital Appreciation HLS Fund -- Class IA          0.63%            N/A       0.07%     0.70%         N/A         0.70%
Hartford Capital Opportunities HLS Fund -- Class IA         0.90%(2)         N/A       0.16%     1.06%         N/A         1.06%
Hartford Disciplined Equity HLS Fund -- Class IA            0.70%            N/A       0.04%     0.74%         N/A         0.74%
Hartford Dividend and Growth HLS Fund -- Class IA           0.64%            N/A       0.03%     0.67%         N/A         0.67%
Hartford Equity Income HLS Fund -- Class IA                 0.83%            N/A       0.03%     0.86%         N/A         0.86%
Hartford Focus HLS Fund -- Class IA                         0.85%            N/A       0.07%     0.92%         N/A         0.92%
Hartford Global Advisers HLS Fund -- Class IA               0.75%            N/A       0.09%     0.84%         N/A         0.84%
Hartford Global Leaders HLS Fund -- Class IA                0.70%            N/A       0.07%     0.77%         N/A         0.77%
Hartford Growth HLS Fund -- Class IA                        0.80%            N/A       0.04%     0.84%         N/A         0.84%
Hartford Growth Opportunities HLS Fund -- Class IA          0.61%            N/A       0.03%     0.64%         N/A         0.64%
Hartford High Yield HLS Fund -- Class IA                    0.72%(3)         N/A       0.05%     0.77%         N/A         0.77%
Hartford Index HLS Fund -- Class IA                         0.40%(4)         N/A       0.02%     0.42%         N/A         0.42%
Hartford International Capital Appreciation HLS Fund
   -- Class IA                                              0.82%            N/A       0.11%     0.93%         N/A         0.93%
Hartford International Opportunities HLS Fund -- Class
   IA                                                       0.69%            N/A       0.09%     0.78%         N/A         0.78%
Hartford International Small Company HLS Fund -- Class
   IA                                                       0.85%            N/A       0.15%     1.00%         N/A         1.00%
Hartford International Stock HLS Fund -- Class IA           0.85%            N/A       0.09%     0.94%         N/A         0.94%
Hartford LargeCap Growth HLS Fund -- Class IA               0.90%(5)         N/A       0.06%     0.96%         N/A         0.96%
Hartford MidCap Stock HLS Fund -- Class IA                  0.90%(6)         N/A       0.11%     1.01%         N/A         1.01%
Hartford Money Market HLS Fund -- Class IA                  0.45%            N/A       0.04%     0.49%         N/A         0.49%
Hartford SmallCap Growth HLS Fund -- Class IA               0.61%            N/A       0.02%     0.63%         N/A         0.63%
Hartford SmallCap Value HLS Fund -- Class IA                0.87%            N/A       0.05%     0.92%         N/A         0.92%

8                                           UNION SECURITY INSURANCE COMPANY

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                                                                           12b-1                TOTAL                   TOTAL NET
                                                                       DISTRIBUTION            ANNUAL   CONTRACTUAL FEE  ANNUAL
                                                                          AND/OR                FUND      WAIVERS OR      FUND
                                                         MANAGEMENT      SERVICING    OTHER   OPERATING     EXPENSE     OPERATING
FUND                                                        FEES           FEES      EXPENSES EXPENSES  REIMBURSEMENTS  EXPENSES
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Hartford Stock HLS Fund -- Class IA                         0.46%            N/A       0.04%     0.50%         N/A         0.50%
Hartford Total Return Bond HLS Fund -- Class IA             0.46%            N/A       0.04%     0.50%         N/A         0.50%
Hartford U.S. Government Securities HLS Fund -- Class
   IA                                                       0.45%            N/A       0.02%     0.47%         N/A         0.47%
Hartford Value Opportunities HLS Fund -- Class IA           0.62%            N/A       0.03%     0.65%         N/A         0.65%


(1) HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until December 31, 2006. While such waiver is in effect, the management fee is 0.78%.

(2) HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until December 31, 2006. While such waiver is in effect, the management fee is 0.70%.

(3) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.67%.

(4) Effective November 1, 2005, HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.30%.

(5) HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until December 31, 2006. While such waiver is in effect, the management fee is 0.80%.

(6) HL Investment Advisors, LLC has voluntarily agreed to waive a portion of its management fees until December 31, 2006. While such waiver is in effect, the management fee is 0.70%.

UNION SECURITY INSURANCE COMPANY                                           9

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ABOUT US

UNION SECURITY INSURANCE COMPANY (FORMERLY FORTIS BENEFITS INSURANCE COMPANY)

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C


The Sub-Accounts are subdivisions of our separate account, called Variable Account C. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any of our other liabilities.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.


YOU MAY ORDER A FUND'S STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE BY CALLING US AT 1-800-800-2000 EXTENSION 13028. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "General Account," which pays a declared interest rate. See "The General Account."


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC; sub-advised    Maximum long-term total return
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford Advisers HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD BLUE CHIP STOCK HLS FUND            HL Investment Advisors, LLC; sub-advised    Long-term growth of capital with current
   SUB-ACCOUNT which purchases Class IA      by T. Rowe Price Associates, Inc.           income as a secondary objective
   shares of Hartford Blue Chip Stock HLS
   Fund of Hartford HLS Series Fund II,
   Inc.

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FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND       HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent premium payments and
   transfers of policy value)
HARTFORD CAPITAL OPPORTUNITIES HLS FUND      HL Investment Advisors, LLC; sub-advised    Capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Holland Capital Management, L.P.
   shares of Hartford Capital
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD DISCIPLINED EQUITY HLS FUND         HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Disciplined Equity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND        HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Dividend and Growth
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD EQUITY INCOME HLS FUND              HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Equity Income HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD FOCUS HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP
   Focus HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD GLOBAL ADVISERS HLS FUND            HL Investment Advisors, LLC; sub-advised    Maximum long-term total rate of return
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Advisers HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD GLOBAL LEADERS HLS FUND             HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Global Leaders HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD GROWTH HLS FUND SUB-ACCOUNT         HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford Growth HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GROWTH OPPORTUNITIES HLS FUND       HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Growth
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC; sub-advised    High current income with growth of
   which purchases Class IA shares of        by Hartford Investment Management Company   capital as a secondary objective
   Hartford High Yield HLS Fund of
   Hartford Series Fund, Inc.

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FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Seeks to provide investment results
   purchases Class IA shares of Hartford     by Hartford Investment Management Company   which approximate the price and yield
   Index HLS Fund of Hartford Series                                                     performance of publicly traded common
   Fund, Inc.                                                                            stocks in the aggregate
HARTFORD INTERNATIONAL CAPITAL               HL Investment Advisors, LLC; sub-advised    Capital appreciation
   APPRECIATION HLS FUND SUB-ACCOUNT         by Wellington Management Company, LLP
   which purchases Class IA shares of
   Hartford International Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL OPPORTUNITIES HLS     HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Opportunities HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL SMALL COMPANY HLS     HL Investment Advisors, LLC; sub-advised    Capital appreciation
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IA shares of Hartford International
   Small Company HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL STOCK HLS FUND        HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Lazard Asset Management LLC
   shares of Hartford International Stock
   HLS Fund of Hartford HLS Series Fund
   II, Inc.
HARTFORD LARGECAP GROWTH HLS FUND            HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   SUB-ACCOUNT which purchases Class IA      by Holland Capital Management L.P.
   shares of Hartford LargeCap Growth HLS
   Fund of Hartford HLS Series Fund II,
   Inc.
HARTFORD MIDCAP STOCK HLS FUND               HL Investment Advisors, LLC; sub-advised    Seeks total investment returns,
   Sub-Account which purchases Class IA      by Northern Capital Management, LLC         including capital appreciation and
   shares of Hartford MidCap Stock HLS                                                   income, that consistently outperform the
   Fund of Hartford HLS Series Fund II,                                                  Standard & Poor's 400 MidCap Index
   Inc.
HARTFORD MONEY MARKET HLS FUND               HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   Sub-Account which purchases Class IA      by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD SMALLCAP GROWTH HLS FUND            HL Investment Advisors, LLC; sub-advised    Seeks to maximize short- and long-term
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP       capital appreciation
   shares of Hartford SmallCap Growth HLS
   Fund of Hartford HLS Series Fund II,
   Inc.
HARTFORD SMALLCAP VALUE HLS FUND             HL Investment Advisors, LLC; sub-advised    Capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Kayne Anderson Rudnick Investment
   shares of Hartford SmallCap Value HLS     Management, LLC, Metropolitan West
   Fund of Hartford HLS Series Fund II,      Capital Management, LLC and SSgA Funds
   Inc.                                      Management, Inc.
HARTFORD STOCK HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term growth of capital, with income
   purchases Class IA shares of Hartford     by Wellington Management Company, LLP       as a secondary consideration
   Stock HLS Fund of Hartford Series
   Fund, Inc.

12                                          UNION SECURITY INSURANCE COMPANY

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FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND          HL Investment Advisors, LLC; sub-advised    Competitive total return, with income as
   SUB-ACCOUNT which purchases Class IA      by Hartford Investment Management Company   a secondary objective
   shares of Hartford Total Return Bond
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD U.S. GOVERNMENT SECURITIES HLS      HL Investment Advisors, LLC; sub-advised    Maximize total return with a high level
   FUND SUB-ACCOUNT which purchases Class    by Hartford Investment Management Company   of current income consistent with
   IA shares of Hartford U.S. Government                                                 prudent investment risk
   Securities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD VALUE OPPORTUNITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IA      by Wellington Management Company, LLP
   shares of Hartford Value Opportunities
   HLS Fund of Hartford HLS Series Fund
   II, Inc.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.


We determine the number of Fund shares held in a Sub-Account attributable to each policy owner by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.


THE GENERAL ACCOUNT

You may allocate amounts to the General Account. The General Account is not a part of the Separate Account, but is a part of our general assets. As such, the General Account (and this description of the General Account) is not subject to the same securities laws as the Separate Account.

The General Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the General Account may credit no more than 4%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the General Account, we may deduct a percentage from your premium for a sales charge and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

SALES CHARGE AND PREMIUM TAX CHARGE -- The current and maximum sales charge is 7.5% of premium. The current premium tax charge is 2.2% of premium, and the maximum premium tax charge that we may assess is 2.5% of premium. However, currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. The monthly and daily deductions, however, are not made to the extent that the cumulative amount of the deductions exceed 9.7% of premium (or 10% if the premium tax charge is raised to its 2.5% maximum). Any sales charge or premium tax charge not recovered at the time of a surrender may be deducted as part of the surrender charge discussed below.

We will temporarily stop these periodic deductions if we are making a similar deduction to recover Policy Value advances

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made to you. Once we have recovered the Policy Value advances, we will resume the periodic deductions until the premium tax charge and sales charge are fully paid.

DEDUCTIONS FROM POLICY VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the portion of premium tax and sales charge deducted monthly;

- the charge for the cost of insurance;

- the monthly administrative charge;

- the guaranteed death benefit charge;

- any charges for additional benefits provided by rider.

Each Monthly Deduction Amount will be deducted pro rata from the General Account and each of the Sub-Accounts, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a monthly deduction from your Policy Value. See "Deductions from Premium."

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

- the monthly cost of insurance rate per $1,000, multiplied by

- the amount at risk, divided by

- $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit divided by 1.00327374, less the Policy Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates are based on the age, sex, and rate class of the insured. Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates. The multiple will be based on the insured's substandard rating. The charge for the cost of insurance for substandard risks may also include a flat amount applicable to certain special mortality risks such as aviation. The charge is a flat dollar amount per $1,000 of Face Amount.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Policy Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Policy Value to compensate us for administrative costs of the policy. The current charge is $4.50 per month. The maximum charge is $7.50 per month plus $0.13 per $1,000 of Face Amount.

GUARANTEED DEATH BENEFIT CHARGE -- For the guaranteed death benefit, we charge $0.01 per $1,000 of Face Amount.

RIDER CHARGES -- If your policy includes riders, a charge applicable to the riders is made from the Policy Value each month. The charge applicable to these riders is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

DAILY DEDUCTION AMOUNTS -- Each day we will deduct an amount from your Policy Value to pay for some of the benefits provided by your policy. These deductions are:

- the portion of sales charge and premium tax charge deducted daily;

- the mortality and expense risk charge.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a daily deduction from your Policy Value. See "Deductions from Premium."

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a daily charge for mortality and expense risk charge at an annual rate of 0.90% of your Policy Value invested in the Sub-Accounts.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Union Security may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGE -- If your policy is surrendered or lapses during the first 11 policy years, or during the first 11 years after any requested increase in Face Amount, we assess a surrender charge.

The surrender charge is the sum of:

- Any portion of the premium tax and sales expense charges that have not yet been collected through periodic deductions;

- The other contingent deferred sales charges described below; and

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- The charge for other policy (or increase) issuance expenses described below.

The entire surrender charge is subject to an overall upper limit shown in the table below. The table also shows the amount by which the limit is increased by a Face Amount increase which you request. The amount of the surrender charge limit depends on the Face Amount and the age of the insured person as follows:

INSURED PERSON'S AGE AT TIME        OVERALL LIMIT ON SURRENDER
             OF                    CHARGE PER THOUSAND DOLLARS
   POLICY ISSUANCE OR FACE                      OF
           AMOUNT                   FACE AMOUNT OR FACE AMOUNT
          INCREASE                           INCREASE
------------------------------     -----------------------------
            25-30                             $  9.00
            31-40                             $ 10.00
            41-45                             $ 12.00
            46-50                             $ 14.00
            51-55                             $ 16.00
            56-60                             $ 21.00
            61-65                             $ 28.00
        66 and above                          $ 40.00

Any amount of surrender charge decreases automatically by a constant amount each year beginning in the sixth year of its 11 year period referred to above until, in the twelfth year, it is zero.

For example, if the insured is age 52 at the time a policy with $100,000 of Face Amount is issued, the surrender charge would initially be $1,600, which is the result of $16.00 per $1,000 of the Face Amount. The surrender charge during the first 12 policy years would be as follows, assuming you do not increase your Face Amount:

          POLICY YEAR                 MAXIMUM SURRENDER CHARGE
---------------------------------    ---------------------------
               1                               $ 1,600
               2                               $ 1,600
               3                               $ 1,600
               4                               $ 1,600
               5                               $ 1,600
               6                               $ 1,371
               7                               $ 1,143
               8                               $   914
               9                               $   686
               10                              $   457
               11                              $   229
               12                              $     0


CONTINGENT DEFERRED SALES CHARGE -- If your policy is surrendered or lapsed, we will impose a contingent deferred sales charge of 22% of the premiums that you paid in the first 2 policy years that do not exceed the sum of 12 recommended monthly minimum premiums. The contingent deferred sales charge is part of the surrender charge. If we increase the Face Amount of your policy upon your request, an additional contingent deferred sales charge will be applicable at the time of surrender. If we decrease the Face Amount of your policy upon your request, the contingent deferred sales charge may be less at the time of surrender. The contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

If your policy is surrendered or lapsed following an increase in the Face Amount of your policy upon your request, you will pay an additional contingent deferred sales charge. The maximum additional contingent deferred sales charge will be 22% of the lesser of (1) the sum of 12 recommended monthly minimum premiums for the Face Amount increase or (2) the amount of actual premiums payments for the Face Amount increase for 2 years following the increase. The additional contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

OTHER POLICY ISSUANCE EXPENSES CHARGE -- We will charge you $5.00 per thousand dollars of your policy's initial face value if your policy is surrendered or lapsed before your twelfth policy year. The charge for other policy expenses is part of the surrender charge. If we increase the Face Amount of your policy upon your request, we will charge you an additional $5.00 per thousand dollars of the policy increase. This charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

POLICY VALUE ADVANCES RECOVERY CHARGE -- Starting at the end of your seventh policy year, you will receive credits to your account called policy value advances if your cumulative paid premiums meet specified requirements. While we currently do not do so, we reserve the right to recover the policy value advances that we paid into your account. If we chose to recover these advances, we would deduct $4.00 per month plus a daily deduction at an annual rate of ..27% of your policy' net assets in the Separate Account. We would continue to make these deductions until we recovered the total policy value advances paid to your account.

TRANSACTION FEE -- We may charge a transaction fee of up to $25 for each withdrawal, although we have no current plans to do so. We may charge a transaction fee of $25 for each transfer between the Sub-Accounts and the General Account, although we have no current plans to do so.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

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YOUR POLICY


POLICY RIGHTS


POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.


BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.



INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. Through our underwriting process, we will determine whether the insured is insurable.



ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.


STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Policy Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Policy Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.


CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE GENERAL ACCOUNT -- You may allocate amounts to a maximum of twenty (20) different Sub-Accounts and the General Account over the life of the policy. We may at any time limit the number of Sub-Accounts and the General Account that you may use.

TRANSFERS OF POLICY VALUE -- You may transfer your Policy Value from one investment option to another. We reserve the right to restrict transfers, to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per policy year.

You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy as amended from time to time.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.


Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred a Money Market Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford and our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.


We take advantage of our size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford and our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the

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accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.


For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distribution among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X   20 Transfer Rule

X   Abusive Transfer Policy

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter;

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- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- The policies and procedures of a potentially affected underlying Fund regarding frequent trading.

In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents and Administrative Services Agreements. If these retirement plan documents and Administrative Services Agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevents, which we describe here:

- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs

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may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position to cover frequent transfers, then it may have to sell securities in order to meet its redemptions that would have liked to keep. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower the Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS FROM/TO THE GENERAL ACCOUNT -- You may only make one transfer out of the General Account each year, and the transfer may not be for more than 50% of the Fixed Policy Value, excluding loans. However, if the value of the General Account is less than $1,000, the entire amount may be transferred from the General Account to the Separate Account.


DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.


QUALIFICATION OF LIFE INSURANCE -- We may increase the death benefit, limit a Face Amount increase, return premium payments or send you a withdrawal to make sure the policy qualifies as life insurance.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.


SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.


OTHER BENEFITS

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- DISABILITY RIDERS -- There are two disability benefit riders available. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the Policy Value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these two riders.

- WAIVER OF SELECTED AMOUNT RIDER -- We will pay a monthly premium in an amount you select, so long as the insured person is totally disabled (as defined in the rider). The minimum amount you can select is $25. The maximum amount is described in the rider, but is at least equal to the recommended monthly minimum premium for your policy (capped at the monthly recommended minimum premium for a $2 million dollar policy). See the rider for further details.

- WAIVER OF MONTHLY DEDUCTIONS RIDER -- We will waive all monthly charges under your policy and riders that we otherwise would deduct from your Policy Value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the Face Amount of your policy's coverage. Loan interest will not be paid for you under this rider, and the policy could, under certain circumstances, lapse for nonpayment of loan interest.

- ADDITIONAL INSURED RIDER -- We will provide term life insurance on the life of the insured person or on the life of one or more of the immediate family members of the insured person. When this rider covers a life other than the insured it is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion. If this rider covers the insured, it may be exchanged for a Face Amount increase in the same amount under the policy.

- PRIMARY INSURED RIDER -- We will provide term life insurance on the life of the insured person. This rider is available

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  only when the policy is first issued. This rider is not convertible to another policy. However, you may exchange the coverage under the rider for a face amount increase in the same amount under the policy.

- CHILD INSURANCE RIDER -- We will provide term life insurance coverage on the eligible children of the insured person under the policy. This rider is convertible to individual life policies (except for term coverage) available for conversions, under our published rules at the time of conversion.

- ACCELERATED BENEFIT RIDER -- This rider provides for a benefit to be requested if the policy's insured person is diagnosed as having a terminal illness (as defined in the rider). The maximum amount you may accelerate under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code;
  (2) the rate according to state law that is the adjustable policy loan interest rate; or (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid. The accelerated benefit rider which forms a part of the Policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. We can also furnish further information about the amount of the benefit available to you under your policy.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS -- Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. You should consult a qualified tax adviser.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. A payee would receive only one monthly payment if the annuitant dies after the first payment, two payments if the annuitant dies after the second payment, and so forth.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The policy matures on the date of death of the insured, or if the insured reaches age 95, unless you exercise your option to extend the maturity date. This option is subject to individual state laws. If your Policy Value is at least $2,000, you may request in writing within six months prior to the maturity date that the maturity date be extended. After the date we receive your request to extend the maturity date, you may not make any changes in the Face Amount or death benefit of the policy. You also may not make partial withdrawals that would reduce your Policy Value below $2,000. Additionally, you may only make premium payments if necessary to prevent your policy from lapsing.

If you extend the maturity date of your policy, the following occurs as of the original maturity date: (1) the guaranteed death benefit lapses and your death benefit will become the minimum death benefit; (2) no further Policy Value advances or cash value bonuses are given to you; (3) all riders and rider charges except the accelerated benefit rider terminate; and (4) outstanding policy loans will be credited with interest at an effective annual rate of 3.85%.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

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HOW POLICIES ARE SOLD


Woodbury Financial Services, Inc. ("Woodbury Financial") serves as principal underwriter for the policies and offers the policies on a continuous basis. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent Union Security as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Woodbury Financial.


We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.


Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.

These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-800-2000 ext. 13028.

PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. The minimum Face Amount is $500,000. Policies generally will be issued only on the lives of insureds between the ages of 25 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. At the time your policy is issued, the annual planned premium must be at least the greater of $10,000 or the 12 monthly recommended minimum premiums. The minimum initial premium must be at least two months planned premium if planned premiums are paid monthly, or if on a different premium frequency, must be at least equal to all monthly recommended minimum premiums to the next billing date.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as the monthly activity date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. Your planned premium is generally estimated premium which would keep your policy in force until the insured person reaches age 65 or for 5 policy years, if the insured person is older than age 60. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Policy Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the monthly deduction amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $25 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

ALLOCATION OF PREMIUM PAYMENTS -- Your initial Net Premium will be allocated to the General Account and/or the Sub-Accounts on the later of the policy date or the date we receive the initial premium payment. Your Net Premium will be allocated according to the premium allocation specified in your policy application.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the General Account and the Sub-Accounts according to your most recent written instructions.

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You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy and the amount to be credited to the General Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Policy Value to be invested in the General Account or the Sub-Account. Each portion of the Net Premium or transferred Policy Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, e.g., with respect to determining Policy Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us at our administrative office, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

POLICY VALUES -- Each policy will have an Policy Value. There is no minimum guaranteed Policy Value.

The Policy Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Policy Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the General Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Policy Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Policy Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Policy Value equals the policy's value in all of the Sub-Accounts, the General Account, and the Loan Account. A policy's Cash Value is equal to the Policy Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.


POLICY VALUE ADVANCES -- If you have met certain premium payment requirements, we will pay you Policy Value advances at the end of the seventh policy year, and at the end of each subsequent year, until the insured person reaches the age of 95. If you no longer meet the premium payment requirements, we will stop paying you Policy Value advances. You will meet the premium payment requirements if your total premiums paid to date (less policy loans and partial withdrawals) at least equal the total recommended monthly minimum premiums to date. For purposes of meeting the premium payment requirement at the end of the seventh policy year, premium payments made during that year in excess of 36 times the recommended monthly minimum premium at that time will be disregarded.

At the end of each policy year, we will allocate the Policy Value advances among the General Account and your investment options on a pro rata basis unless you provide us with other instructions. We reserve the right to recover these Policy Value advances. The Policy Value advances are a percentage of the average recommended monthly minimum premium to date under the policy times 12.

                   CURRENT POLICY VALUE ADVANCE PERCENTAGES

                                                POLICY YEARS
                                                      9
 AGE OF INSURED      POLICY      POLICY YEAR    AND LATER TO
PERSON AT ISSUE      YEAR 7           8            AGE 95
-----------------  ------------  -------------  --------------
      0-60              2%             6%             10%
     61-70              5%             7%             10%
     71-80              6%             6%              6%

We also reserve the right to reduce the Policy Value advances. If we intend to reduce the Policy Value advances, we will give

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you one year's notice. We will not reduce the policy value advance percentages below the following guaranteed percentages:

                  GUARANTEED POLICY VALUE ADVANCE PERCENTAGES

                                                POLICY YEARS
                                                      9
 AGE OF INSURED      POLICY      POLICY YEAR    AND LATER TO
PERSON AT ISSUE      YEAR 7           8            AGE 95
-----------------  ------------  -------------  --------------
      0-60              2%             6%             10%
     61-70              2%             6%              7%
     71-80              2%             5%              6%

Some states mandate how Policy Value advances are offered and guaranteed. Policy Value advances on policies issued in those states may differ from the Policy Value advances described above.

CASH VALUE BONUSES -- We will pay you a cash value bonus at the end of the ninth policy year, and at the end of each subsequent policy year until the insured person reaches the age of 95. We will allocate the cash value bonuses among the General Account and your investment options on a pro rata basis unless you provide us with different instructions. The following table shows how the cash value bonuses are calculated:

                               BONUS AS A       BONUS AS A
                               PERCENT OF       PERCENT OF
                             CASH SURRENDER   CASH SURRENDER
                              VALUE AT END    VALUE AT END OF
                                   OF         POLICY YEARS 20
   CASH SURRENDER VALUE      POLICY YEARS 9    AND LATER TO
     ON DATE OF BONUS        AND THROUGH 19       AGE 95
---------------------------  ---------------  ----------------
Less than $50,000                  0.00%            0.00%
$50,000 to $299,999                0.10%            0.10%
$300,000 to $499,999               0.55%            0.55%
$500,000 or more                   0.55%            0.80%

Some states mandate the conditions, limitations and guarantees for cash value bonuses. Cash value bonuses on policies issued in those states may differ from the cash value bonuses described above.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

DEATH BENEFIT OPTIONS -- There are two death benefit options: the Level Death Benefit Option ("Option A"), or the Return of Policy Value Death Benefit Option ("Option B"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:


- Under OPTION A, the current Face Amount.



- Under OPTION B, the current Face Amount plus the Policy Value on the date of the insured's death.


DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request, or the date we approve any required evidence of insurability, if later. You may change Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Policy Value.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Policy Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Policy Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and the insured's issue age, sex (where unisex rates are not used) and insurance class, and the definition of life insurance chosen at issue. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                           A             B
----------------------------------------------------------------
 Face Amount                            $ 500,000    $  500,000
 Policy Value                             232,500       170,000
 Specified Percentage                        250%          250%
 Death Benefit Option                    Option A      Option A

In Example A, the death benefit equals $581,250, i.e., the greater of $500,000 (the Face Amount) or $581,250 (the Policy Value at the date of death of $232,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $500,000, i.e., the greater of $500,000 (the Face Amount) or $425,000 (the Policy Value of $170,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a Policy Change application. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date

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shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. The minimum amount that you may increase your Face Amount is currently $5,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must be at least $500,000, or, if greater, the minimum amount that the tax law requires.

CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your Policy Value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- Once each year after the first policy year, you may withdraw part of your policy's Cash Surrender Value. Withdrawals may be subject to a Transaction Fee, see "Transaction Fee." You may request a withdrawal on our Partial Withdrawal form. No withdrawals are permitted that would reduce the policy's Face Amount below $400,000. If the death benefit option then in effect is Option A, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the General Account and the Sub-Accounts. We will not permit a withdrawal if it would cause your policy to fail to qualify as life insurance under the tax laws.


Any time after the first policy year, withdrawals are allowed only if the 12 minimum monthly premiums have been paid. A similar restriction applies after a requested increase in your Face Amount.


LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Surrender Value on the date we grant a loan. You may borrow 100% of the Cash Surrender Value after the 12th policy year, or the insured's age 70, if later.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the General Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the General Account and Sub-Accounts in the same percentage as premiums are allocated.


EFFECT OF LOANS ON POLICY VALUE -- A loan, whether or not repaid, will have a permanent effect on your Policy Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the General Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Policy Value is likely to be. Such effect could be favorable or unfavorable. If the General Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Policy Value will not increase as rapidly as it would have had no loan been made. If the General Account and the Sub-Accounts earn less than the Loan Account, then your Policy Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.


CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an effective annual rate of 4.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate of not more than 6.10%. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each policy anniversary or on the date of any loan transaction from the General Account and Sub-Accounts to the Loan Account on a pro rata basis.

REDUCED INTEREST RATE -- For Policy Loans. After the policy has been in force for two years, we will charge you a reduced interest rate of 3.85% on one policy loan of up to 10% of the surrender value in each policy year if (1) the surrender value is at least $50,000 or (2) the policy has been in force for 12 years. The 10% limitation is raised to 15% for such loans obtained in policy years in which the insured is 59 1/2 or older.

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LAPSE AND REINSTATEMENT

The policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts plus the Cash Value deficit as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last known address, and to any assignee of record.


GRACE PERIOD -- We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death benefit.


GUARANTEED DEATH BENEFIT -- The policy will remain in force at the end of the policy Grace Period as long as the Guaranteed Death Benefit is available, as described below.

The Guaranteed Death Benefit is available so long as:


- the policy is in the Guaranteed Death Benefit Period; and



- on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the monthly recommended minimum premium.


The monthly recommended minimum premium is specified in your policy and is the premium required to maintain the Guaranteed Death Benefit. The monthly recommended minimum premium will increase if you take any withdrawals, loans, add any riders, or increase your Face Amount. The monthly recommended minimum premium will decrease if you terminate any riders or decrease your Face Amount. We will send you an amended schedule page of your new monthly recommended minimum premium.

If the insured person is younger than 60 years old at the time your policy is issued, the guarantee period is the lesser of 12 years or until age 65. If the insured person is between the ages of 60 to 70 at the time your policy is issued, the guarantee period is for five years. If the insured person is older than 70 years old from the date your policy is issued, the guarantee is for the greater of two years or until age 75. The death benefit guarantee is not available in all states, and the guarantee period may be shorter in some states due to state limitations.

GUARANTEED DEATH BENEFIT GRACE PERIOD -- If, on each Monthly Activity Date during the Guaranteed Death Benefit Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the cumulative monthly recommended minimum premium on that date, a Guaranteed Death Benefit Grace Period of 30 days will begin. We will mail to you a notice. That notice will warn you that you are in danger of losing the Guaranteed Death Benefit and will tell you the amount of premium you need to pay to continue the Guaranteed Death Benefit.

The Guaranteed Death Benefit will be removed from the policy if the required premium is not paid by the end of the Guaranteed Death Benefit Grace Period. The Guaranteed Death Benefit will never again be available or in effect on the policy.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:


- the insured alive at the end of the grace period is also alive on the date of reinstatement;



- You make your request in writing within five years from the date the policy lapsed;



- You submit to us satisfactory evidence of insurability;



- any policy Indebtedness is repaid; and



- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for two months after the date of reinstatement.


The Policy Value on the reinstatement date will reflect:


- the Cash Value at the time of termination; plus



- Net Premiums derived from premiums paid at the time of reinstatement; minus



- the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus



- the Surrender Charge at the time of termination.


The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.


FEDERAL TAX CONSIDERATIONS



INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings,

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Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Corporations," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



Although we believe that the survivor policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners

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should consult a qualified tax adviser concerning the effect of such changes.



There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The policy split option permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.



The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are

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available for purchase except through an insurer's variable contracts or other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a policy owner's contract value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the seven-pay test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

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We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.


LEGAL PROCEEDINGS

We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.



FINANCIAL STATEMENTS



We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:



The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Policy Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

GENERAL ACCOUNT: part of our general account to which all or a portion of the Policy Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the General Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Policy Value. It is premium paid minus the sales load and premium tax charge taken directly from the premium, if any.

POLICY VALUE: the total of all amounts in the General Account, Loan Account and Sub-Accounts.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Union Security Insurance Company.

YOU, YOUR: the owner of the policy

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-800-2000 ext. 13028 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because it is incorporated by reference into this prospectus.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, N.E., Room 1580, Washington, DC 20549. Please call the SEC at 1-800-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.


Variable Account C's Investment Company Act file number: 811-04613

                                    PART B

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
WALL STREET SERIES VUL 500
VARIABLE LIFE INSURANCE
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus and is incorporated by reference into this prospectus. To obtain a prospectus, call us at 1-800-800-2000 ext. 13028.


DATE OF PROSPECTUS: MAY 1, 2006
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2006

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TABLE OF CONTENTS


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GENERAL INFORMATION AND HISTORY                                                                                                 3
SERVICES                                                                                                                        3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                                                                   3
EXPERTS                                                                                                                         3
DISTRIBUTION OF THE POLICIES                                                                                                    3
ADDITIONAL INFORMATION ABOUT CHARGES                                                                                            4
PERFORMANCE DATA                                                                                                                5
FINANCIAL STATEMENTS                                                                                                            5

UNION SECURITY INSURANCE COMPANY                                           3


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GENERAL INFORMATION AND HISTORY

Union Security Insurance Company (formerly Fortis Benefits Insurance Company) ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C was established as a separate account under Minnesota law on March 13, 1986. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Union Security. The assets are kept physically segregated and are held separate and apart from the general corporate assets of Union Security. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


EXPERTS


The statements of assets and liabilities of Variable Account C of Union Security Insurance Company (formerly Fortis Benefits Insurance Company) (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which is included in this Statement of Additional Information and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Woodbury Financial Services, Inc. ("Woodbury Financial") serves as the principal underwriter for the policies and offers the policies on a continuous basis. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Union Security currently pays Woodbury Financial underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three yeas, the aggregate dollar amount of underwriting commissions paid to Woodbury Financial in its role as Principal Underwriter has

4                                           UNION SECURITY INSURANCE COMPANY


----------------------------------------------------------------------------


been: 2005: $4,706,436; 2004: $5,326,795; and 2003: $4,836,278. Woodbury
Financial retained approximately 75%.


The policies are sold by salespersons who represent Union Security as insurance agents and who are registered representatives of Woodbury Financial or other registered broker-dealers who have entered into sales agreements with Woodbury Financial. The salespersons are compensated for the sale by Woodbury Financial or other registered broker-dealers according to sales agreements between the salesperson and the broker-dealer. The commissions paid to the salespersons vary according to the terms of the sales agreement between the salesperson and the broker-dealer.

As compensation for selling the policies, Union Security pays to broker-dealers (including Woodbury Financial) a commission of up to 100% of the premiums paid up to the first twelve recommended monthly minimum premiums, up to 4% of all other premiums paid during the first year of the policy, up to 3% of all such premiums in policy years two through six and up to 1.5% of all such premiums in years seven and later. Union Security pays a comparable amount of compensation for any increase of $25,000 or more in the Face Amount of coverage that you request.

Union Security may pay alternative amounts for sales of the policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the policy, depending on the agreement between your registered representative and his or her firm. Union Security is not involved in determining the compensation of your registered representative. That compensation arrangement may present its own incentives or conflicts. You may ask your registered representative how he/she will personally be compensated for the transaction.

In addition to the commissions described above in this SAI, Union Security and/or an affiliate pay to broker-dealers (including Woodbury Financial) additional amounts as general marketing allowances. Such payments may offset the broker-dealer's expenses in connection with activities that it is required to perform. Such payments may give Union Security greater access to registered representatives of the broker-dealers that receive such compensation.

All of the compensation described in this section may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this policy over other policies or over other investment options. You may ask your registered representative about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the policy.

These other compensation payments, which may be different for different broker-dealers, will be made by Union Security out of its assets and are not direct deductions from the policy values.

ADDITIONAL INFORMATION ABOUT CHARGES

PURPOSE OF OUR CHARGES -- The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the policies require us to provide will exceed what we currently project).

If the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise we will incur a loss.

The monthly policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the policies as insured persons die.

Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or
(d) otherwise to be retained by us as profit. The surrender charge has also been designed primarily for these purposes.

UNION SECURITY INSURANCE COMPANY                                           5


----------------------------------------------------------------------------

Although the preceding paragraphs describe the primary purposes for which charges under the policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a policy. We have full discretion to retain or use the revenues from any charge or charge increase for any purpose, whether or not related to the policies.

CHANGE OF SMOKER STATUS -- If the person insured under your policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the policy will be applied retroactively for the 12 months prior to the date of the change.

GENDER NEUTRAL POLICIES -- Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

COST OF INSURANCE RATES -- Because of face amount increases, different cost of insurance rates may apply to different increments of face amount under your policy. If so, we attribute your policy value in proportion to the increments of face amount in order to compute our net amount at risk at each cost of insurance rate.

PERFORMANCE DATA

We may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, cost of insurance, monthly administrative charge, death benefit guarantee charge, and any rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and Policy Value. All of these policy charges will have a significant impact on your policy's Policy Value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.


FINANCIAL STATEMENTS



The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF VARIABLE ACCOUNT C
OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account C of Union Security Insurance Company (the "Account") (formerly Fortis Benefits Insurance Company) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements for the year ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated March 20, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Variable Account C of Union Security Insurance Company as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                                           HARTFORD
                            HARTFORD       HARTFORD        HARTFORD        CAPITAL
                            ADVISERS      BLUE CHIP      TOTAL RETURN    APPRECIATION
                            HLS FUND    STOCK HLS FUND   BOND HLS FUND     HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT
                           -----------  --------------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares.....    2,894,478     3,199,508        1,532,500        335,378
                           ===========   ===========      ===========    ===========
    Cost.................  $57,570,917   $41,064,926      $18,346,638    $15,988,058
                           ===========   ===========      ===========    ===========
    Market Value.........  $65,210,576   $59,942,791      $17,269,102    $17,770,633
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            --                34,849         37,564
  Receivable from fund
   shares sold...........       27,930        41,206         --              --
  Other assets...........          191           126         --              --
                           -----------   -----------      -----------    -----------
  Total Assets...........   65,238,697    59,984,123       17,303,951     17,808,197
                           -----------   -----------      -----------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       27,930        41,206         --              --
  Payable for fund shares
   purchased.............      --            --                34,849         37,564
  Other liabilities......      --            --                    15            657
                           -----------   -----------      -----------    -----------
  Total Liabilities......       27,930        41,206           34,864         38,221
                           -----------   -----------      -----------    -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $65,210,767   $59,942,917      $17,269,087    $17,769,976
                           ===========   ===========      ===========    ===========

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             HARTFORD                      HARTFORD      HARTFORD
                              CAPITAL        HARTFORD     DISCIPLINED     GROWTH       HARTFORD
                           OPPORTUNITIES  GLOBAL LEADERS    EQUITY     OPPORTUNITIES  HIGH YIELD      HARTFORD
                             HLS FUND        HLS FUND      HLS FUND      HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  -----------  -------------  -----------  --------------
ASSETS:
  Investments:
    Number of Shares.....      579,525        5,809,983     4,276,120    10,060,575      818,847      2,557,710
                            ==========     ============   ===========  ============   ==========    ===========
    Cost.................   $3,011,956     $ 67,366,568   $38,032,275  $173,961,313   $7,045,693    $61,221,579
                            ==========     ============   ===========  ============   ==========    ===========
    Market Value.........   $4,076,260     $108,882,568   $54,135,100  $302,569,790   $8,025,954    $81,777,914
  Due from Hartford Life
   and Annuity Insurance
   Company...............        7,994         --              70,244       --            26,382         18,871
  Receivable from fund
   shares sold...........      --                66,157       --            388,431       --            --
  Other assets...........           10              103            64         1,214            7             18
                            ----------     ------------   -----------  ------------   ----------    -----------
  Total Assets...........    4,084,264      108,948,828    54,205,408   302,959,435    8,052,343     81,796,803
                            ----------     ------------   -----------  ------------   ----------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                66,157       --            388,430       --            --
  Payable for fund shares
   purchased.............        7,994         --              70,244       --            26,382         18,871
  Other liabilities......      --              --             --            --            --            --
                            ----------     ------------   -----------  ------------   ----------    -----------
  Total Liabilities......        7,994           66,157        70,244       388,430       26,382         18,871
                            ----------     ------------   -----------  ------------   ----------    -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $4,076,270     $108,882,671   $54,135,164  $302,571,005   $8,025,961    $81,777,932
                            ==========     ============   ===========  ============   ==========    ===========

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL     HARTFORD        HARTFORD
                           OPPORTUNITIES      STOCK      LARGECAP GROWTH  MIDCAP STOCK
                             HLS FUND       HLS FUND        HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares.....       949,162      2,762,449       2,038,176      1,681,168
                            ===========    ===========     ===========    ===========
    Cost.................   $ 7,654,815    $26,001,661     $14,523,762    $15,415,593
                            ===========    ===========     ===========    ===========
    Market Value.........   $12,899,415    $41,364,918     $19,553,039    $19,055,028
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --               56,171         16,176
  Receivable from fund
   shares sold...........         7,687         61,434        --              --
  Other assets...........       --                  55              55             63
                            -----------    -----------     -----------    -----------
  Total Assets...........    12,907,102     41,426,407      19,609,265     19,071,267
                            -----------    -----------     -----------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         7,687         61,434        --              --
  Payable for fund shares
   purchased.............       --             --               56,171         16,176
  Other liabilities......            39        --             --              --
                            -----------    -----------     -----------    -----------
  Total Liabilities......         7,726         61,434          56,171         16,176
                            -----------    -----------     -----------    -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $12,899,376    $41,364,973     $19,553,094    $19,055,091
                            ===========    ===========     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                             HARTFORD
                             HARTFORD       HARTFORD        HARTFORD                      U.S. GOVERNMENT       HARTFORD
                           MONEY MARKET  SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES     VALUE OPPORTUNITIES
                             HLS FUND       HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND           HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  --------------  ---------------  --------------  ---------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....   11,821,858      2,575,006        5,846,371          94,096        1,531,610          2,111,821
                           ===========    ===========     ============      ==========      ===========        ===========
    Cost.................  $11,821,858    $30,522,718     $ 72,493,371      $3,555,332      $17,384,575        $23,613,616
                           ===========    ===========     ============      ==========      ===========        ===========
    Market Value.........  $11,821,858    $35,455,768     $122,047,097      $4,630,458      $16,982,793        $39,974,657
  Due from Hartford Life
   and Annuity Insurance
   Company...............       78,529         47,224         --               --                32,039          --
  Receivable from fund
   shares sold...........      --             --                11,562          16,432         --                   52,532
  Other assets...........          441             98            1,217               4         --                --
                           -----------    -----------     ------------      ----------      -----------        -----------
  Total Assets...........   11,900,828     35,503,090      122,059,876       4,646,894       17,014,832         40,027,189
                           -----------    -----------     ------------      ----------      -----------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --                11,562          16,432         --                   52,531
  Payable for fund shares
   purchased.............       78,529         47,224         --               --                32,039          --
  Other liabilities......      --             --              --               --                    14                 24
                           -----------    -----------     ------------      ----------      -----------        -----------
  Total Liabilities......       78,529         47,224           11,562          16,432           32,053             52,555
                           -----------    -----------     ------------      ----------      -----------        -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $11,822,299    $35,455,866     $122,048,314      $4,630,462      $16,982,779        $39,974,634
                           ===========    ===========     ============      ==========      ===========        ===========

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #      LIABILITY
                                --------  ------------  ----------  --------------
DEFERRED LIFE CONTRACTS (BY
 SUB-ACCOUNT):
Hartford Advisers HLS Fund --
 Class IA.....................     0.00%    1,230,188   $11.859945  $   14,589,965
Hartford Advisers HLS Fund --
 Class IA.....................     0.75%       53,257    39.531304       2,105,301
Hartford Advisers HLS Fund --
 Class IA.....................     1.17%    1,461,407    31.333459      45,790,937
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%      157,562    17.292022       2,724,564
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     0.00%    1,819,577    10.473287      19,056,949
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     0.75%        9,097    19.839927         180,486
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.17%    1,903,539    19.048590      36,259,741
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%      235,378    18.887653       4,445,741
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.00%      305,778    14.323725       4,379,881
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.75%        4,978    26.196372         130,403
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.17%      486,648    24.445162      11,896,182
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.35%       54,904    15.711507         862,621
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.00%      262,887    19.646900       5,164,918
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.75%        5,450    19.220487         104,745
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.17%      590,102    18.985730      11,203,522
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%       68,664    18.886012       1,296,791
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     0.00%      414,517     6.706097       2,779,790
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     0.75%          818     6.426973           5,260
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.17%      167,933     6.275384       1,053,846
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%       38,214     6.211715         237,374
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.00%    1,404,616    12.704752      17,845,296
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.75%       19,634    27.953608         548,835
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.17%    3,301,156    26.389818      87,116,893
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%      230,054    14.655921       3,371,647
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.00%    1,489,223    10.934389      16,283,738
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.75%       12,445    25.062329         311,911
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.17%    1,453,331    23.860740      34,677,550
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%      167,693    17.066642       2,861,965
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.00%    2,469,473    17.430141      43,043,256
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.75%      203,780    74.645302      15,211,185
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.17%    5,033,107    47.154219     237,332,231
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%      318,541    21.925977       6,984,333
Hartford High Yield HLS Fund
 -- Class IA..................     0.00%      190,060    11.722624       2,228,006
Hartford High Yield HLS Fund
 -- Class IA..................     0.75%        3,980    15.038412          59,845
Hartford High Yield HLS Fund
 -- Class IA..................     1.17%      370,023    14.317465       5,297,790
Hartford High Yield HLS Fund
 -- Class IA..................     1.35%       35,445    12.422526         440,320
Hartford Index HLS Fund --
 Class IA.....................     0.00%    2,398,550     9.921147      23,796,367
Hartford Index HLS Fund --
 Class IA.....................     0.75%       25,297    19.725675         498,995
Hartford Index HLS Fund --
 Class IA.....................     1.17%    2,698,957    18.938968      51,115,461
Hartford Index HLS Fund --
 Class IA.....................     1.35%      339,565    18.750753       6,367,109
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.00%      316,394    10.460471       3,309,626
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.75%        4,525    16.746028          75,776
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.17%      535,107    15.988538       8,555,571
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%       73,599    13.022018         958,403
Hartford International Stock
 HLS Fund -- Class IA.........     0.00%      780,943    12.149452       9,488,028
Hartford International Stock
 HLS Fund -- Class IA.........     0.75%       10,173    20.028030         203,735

THESE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                             UNITS
                                  FEES      OWNED BY    UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS   VALUE #      LIABILITY
                                --------  ------------  ----------  --------------
Hartford International Stock
 HLS Fund -- Class IA.........     1.17%    1,511,656   $19.122148  $   28,906,118
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%      173,910    15.911078       2,767,092
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     0.00%    1,471,070     7.728427      11,369,058
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     0.75%        4,195     9.539149          40,017
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.17%      722,449     9.236009       6,672,548
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.35%      161,529     9.109617       1,471,471
Hartford MidCap Stock HLS Fund
 -- Class IA..................     0.00%      653,349    15.632507      10,213,477
Hartford MidCap Stock HLS Fund
 -- Class IA..................     0.75%        2,774    14.248115          39,530
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.17%      546,490    13.795422       7,539,065
Hartford MidCap Stock HLS Fund
 -- Class IA..................     1.35%       92,824    13.606654       1,263,019
Hartford Money Market HLS Fund
 -- Class IA..................     0.00%      332,406    12.102854       4,023,066
Hartford Money Market HLS Fund
 -- Class IA..................     0.75%       11,778    20.718011         244,014
Hartford Money Market HLS Fund
 -- Class IA..................     1.17%      406,011    15.915341       6,461,802
Hartford Money Market HLS Fund
 -- Class IA..................     1.35%       88,364    12.373999       1,093,417
Hartford SmallCap Value HLS
 Fund -- Class IA.............     0.00%      708,264    23.802838      16,858,702
Hartford SmallCap Value HLS
 Fund -- Class IA.............     0.75%        8,810    22.897636         201,734
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.17%      720,477    22.170400      15,973,267
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%      110,767    21.867121       2,422,163
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.00%    1,886,916    18.416426      34,750,244
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.75%       26,001    29.986738         779,681
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.17%    2,860,936    28.548385      81,675,113
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%      248,478    19.491744       4,843,276
Hartford Stock HLS Fund --
 Class IA.....................     0.00%      193,695    11.586792       2,244,305
Hartford Stock HLS Fund --
 Class IA.....................     0.75%        2,889    11.104846          32,078
Hartford Stock HLS Fund --
 Class IA.....................     1.17%      188,968    10.843148       2,049,004
Hartford Stock HLS Fund --
 Class IA.....................     1.35%       28,423    10.733240         305,075
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     0.00%      371,445    13.923525       5,171,823
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     0.75%       25,553    28.796787         735,832
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.17%      458,169    22.205541      10,173,885
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.35%       59,234    15.214833         901,239
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.00%      810,538    15.540160      12,595,891
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.75%        7,907    24.560162         194,188
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.17%    1,023,155    23.582015      24,128,066
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%      131,116    23.311330       3,056,489
                                                                    --------------
GRAND TOTAL...................                                      $1,043,448,638
                                                                    ==============

  #  Rounded unit values

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            HARTFORD
                            HARTFORD       HARTFORD         HARTFORD        CAPITAL
                            ADVISERS    BLUE CHIP STOCK   TOTAL RETURN    APPRECIATION
                            HLS FUND       HLS FUND       BOND HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT
                           -----------  ---------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 2,087,709    $  479,151        $1,285,320     $  146,931
                           -----------    ----------        ----------     ----------
EXPENSE:
  Mortality and expense
   risk charges..........     (583,653)     (476,891)         (158,148)      (115,670)
                           -----------    ----------        ----------     ----------
    Net investment income
     (loss)..............    1,504,056         2,260         1,127,172         31,261
                           -----------    ----------        ----------     ----------
CAPITAL GAINS INCOME.....    3,744,446       --                124,309      2,282,297
                           -----------    ----------        ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      539,168       844,895           (11,800)         2,461
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   (1,898,166)    2,018,624          (976,502)      (123,654)
                           -----------    ----------        ----------     ----------
    Net gain (loss) on
     investments.........   (1,358,998)    2,863,519          (988,302)      (121,193)
                           -----------    ----------        ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 3,889,504    $2,865,779        $  263,179     $2,192,365
                           ===========    ==========        ==========     ==========

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             HARTFORD                      HARTFORD      HARTFORD
                              CAPITAL        HARTFORD     DISCIPLINED     GROWTH       HARTFORD
                           OPPORTUNITIES  GLOBAL LEADERS    EQUITY     OPPORTUNITIES  HIGH YIELD      HARTFORD
                             HLS FUND        HLS FUND      HLS FUND      HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  -----------  -------------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............    $ 16,008      $   842,354    $  625,821    $   597,836    $ 576,011     $1,533,261
                             --------      -----------    ----------    -----------    ---------     ----------
EXPENSE:
  Mortality and expense
   risk charges..........     (16,053)      (1,035,752)     (446,311)    (2,755,559)     (72,938)      (687,371)
                             --------      -----------    ----------    -----------    ---------     ----------
    Net investment income
     (loss)..............         (45)        (193,398)      179,510     (2,157,723)     503,073        845,890
                             --------      -----------    ----------    -----------    ---------     ----------
CAPITAL GAINS INCOME.....      --              --             --         18,725,133       --          2,495,974
                             --------      -----------    ----------    -----------    ---------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       9,162        1,893,428       723,235      8,531,265       (7,223)       435,177
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (39,394)        (210,417)    2,057,618     15,254,769     (396,235)      (899,475)
                             --------      -----------    ----------    -----------    ---------     ----------
    Net gain (loss) on
     investments.........     (30,232)       1,683,011     2,780,853     23,786,034     (403,458)      (464,298)
                             --------      -----------    ----------    -----------    ---------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(30,277)     $ 1,489,613    $2,960,363    $40,353,444    $  99,615     $2,877,566
                             ========      ===========    ==========    ===========    =========     ==========

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL     HARTFORD        HARTFORD
                           OPPORTUNITIES      STOCK      LARGECAP GROWTH  MIDCAP STOCK
                             HLS FUND       HLS FUND        HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............   $  --          $  511,163       $ 160,823     $     2,666
                            ----------     ----------       ---------     -----------
EXPENSE:
  Mortality and expense
   risk charges..........     (103,081)      (356,086)        (98,953)       (101,837)
                            ----------     ----------       ---------     -----------
    Net investment income
     (loss)..............     (103,081)       155,077          61,870         (99,171)
                            ----------     ----------       ---------     -----------
CAPITAL GAINS INCOME.....      --             --              --            2,678,050
                            ----------     ----------       ---------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       45,968        456,942         143,141          86,930
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,594,621      3,340,891        (111,980)     (1,942,425)
                            ----------     ----------       ---------     -----------
    Net gain (loss) on
     investments.........    1,640,589      3,797,833          31,161      (1,855,495)
                            ----------     ----------       ---------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,537,508     $3,952,910       $  93,031     $   723,384
                            ==========     ==========       =========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                             HARTFORD
                             HARTFORD       HARTFORD        HARTFORD                      U.S. GOVERNMENT       HARTFORD
                           MONEY MARKET  SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES     VALUE OPPORTUNITIES
                             HLS FUND       HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND           HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  --------------  ---------------  --------------  ---------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $347,085     $   508,840      $   459,819       $ 86,230        $ 524,799         $  555,392
                             --------     -----------      -----------       --------        ---------         ----------
EXPENSE:
  Mortality and expense
   risk charges..........     (98,494)       (214,057)        (989,961)       (26,941)        (147,708)          (313,346)
                             --------     -----------      -----------       --------        ---------         ----------
    Net investment income
     (loss)..............     248,591         294,783         (530,142)        59,289          377,091            242,046
                             --------     -----------      -----------       --------        ---------         ----------
CAPITAL GAINS INCOME.....      --           8,141,468        8,263,140        --               --                 949,133
                             --------     -----------      -----------       --------        ---------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --             166,988        3,418,013         37,410          (33,282)           103,116
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --          (6,136,334)         115,233        314,524         (220,642)         1,536,476
                             --------     -----------      -----------       --------        ---------         ----------
    Net gain (loss) on
     investments.........      --          (5,969,346)       3,533,246        351,934         (253,924)         1,639,592
                             --------     -----------      -----------       --------        ---------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $248,591     $ 2,466,905      $11,266,244       $411,223        $ 123,167         $2,830,771
                             ========     ===========      ===========       ========        =========         ==========

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                            HARTFORD
                            HARTFORD       HARTFORD         HARTFORD        CAPITAL
                            ADVISERS    BLUE CHIP STOCK   TOTAL RETURN    APPRECIATION
                            HLS FUND       HLS FUND       BOND HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT
                           -----------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,504,056    $     2,260      $ 1,127,172    $    31,261
  Capital gains income...    3,744,446       --                124,309      2,282,297
  Net realized gain
   (loss) on security
   transactions..........      539,168        844,895          (11,800)         2,461
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   (1,898,166)     2,018,624         (976,502)      (123,654)
                           -----------    -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,889,504      2,865,779          263,179      2,192,365
                           -----------    -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    7,253,597      8,165,780        1,954,846      2,033,616
  Net transfers..........   (1,599,291)    (2,066,910)         341,970      4,780,380
  Surrenders for benefit
   payments and fees.....   (5,554,502)    (4,997,674)      (1,554,802)    (1,029,677)
  Net loan activity......       18,499          9,777            7,144         27,383
  Cost of insurance......   (4,176,540)    (3,775,255)      (1,111,254)      (774,663)
                           -----------    -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (4,058,237)    (2,664,282)        (362,096)     5,037,039
                           -----------    -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........     (168,733)       201,497          (98,917)     7,229,404
NET ASSETS:
  Beginning of year......   65,379,500     59,741,420       17,368,004     10,540,572
                           -----------    -----------      -----------    -----------
  End of year............  $65,210,767    $59,942,917      $17,269,087    $17,769,976
                           ===========    ===========      ===========    ===========

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             HARTFORD                      HARTFORD      HARTFORD
                              CAPITAL        HARTFORD     DISCIPLINED     GROWTH       HARTFORD
                           OPPORTUNITIES  GLOBAL LEADERS    EQUITY     OPPORTUNITIES  HIGH YIELD      HARTFORD
                             HLS FUND        HLS FUND      HLS FUND      HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  -----------  -------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $      (45)    $   (193,398)  $   179,510  $ (2,157,723)  $   503,073   $   845,890
  Capital gains income...      --              --             --         18,725,133       --          2,495,974
  Net realized gain
   (loss) on security
   transactions..........        9,162        1,893,428       723,235     8,531,265        (7,223)      435,177
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (39,394)        (210,417)    2,057,618    15,254,769      (396,235)     (899,475)
                            ----------     ------------   -----------  ------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (30,277)       1,489,613     2,960,363    40,353,444        99,615     2,877,566
                            ----------     ------------   -----------  ------------   -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      719,101       11,437,767     6,977,251    26,043,429       972,406    11,139,671
  Net transfers..........     (254,706)      (2,042,291)   (1,274,526)   (5,425,188)      124,264    (1,905,768)
  Surrenders for benefit
   payments and fees.....     (348,578)      (8,935,421)   (4,911,932)  (24,856,966)   (1,362,951)   (7,571,323)
  Net loan activity......          880           54,180        19,048       112,328           407        14,707
  Cost of insurance......     (273,877)      (5,805,627)   (3,484,004)  (14,541,375)     (571,850)   (5,108,738)
                            ----------     ------------   -----------  ------------   -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (157,180)      (5,291,392)   (2,674,163)  (18,667,772)     (837,724)   (3,431,451)
                            ----------     ------------   -----------  ------------   -----------   -----------
  Net increase (decrease)
   in net assets.........     (187,457)      (3,801,779)      286,200    21,685,672      (738,109)     (553,885)
NET ASSETS:
  Beginning of year......    4,263,727      112,684,450    53,848,964   280,885,333     8,764,070    82,331,817
                            ----------     ------------   -----------  ------------   -----------   -----------
  End of year............   $4,076,270     $108,882,671   $54,135,164  $302,571,005   $ 8,025,961   $81,777,932
                            ==========     ============   ===========  ============   ===========   ===========

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL     HARTFORD        HARTFORD
                           OPPORTUNITIES      STOCK      LARGECAP GROWTH  MIDCAP STOCK
                             HLS FUND       HLS FUND        HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (103,081)   $   155,077     $    61,870    $   (99,171)
  Capital gains income...       --             --             --            2,678,050
  Net realized gain
   (loss) on security
   transactions..........        45,968        456,942         143,141         86,930
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,594,621      3,340,891        (111,980)    (1,942,425)
                            -----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,537,508      3,952,910          93,031        723,384
                            -----------    -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     1,407,716      4,135,817       2,894,949      2,559,245
  Net transfers..........     1,408,735            (22)        (55,220)      (206,944)
  Surrenders for benefit
   payments and fees.....    (1,270,068)    (3,253,700)     (1,649,163)    (1,434,010)
  Net loan activity......         3,202         11,707           4,874          1,157
  Cost of insurance......      (688,603)    (2,024,683)     (1,230,871)    (1,100,378)
                            -----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       860,982     (1,130,881)        (35,431)      (180,930)
                            -----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........     2,398,490      2,822,029          57,600        542,454
NET ASSETS:
  Beginning of year......    10,500,886     38,542,944      19,495,494     18,512,637
                            -----------    -----------     -----------    -----------
  End of year............   $12,899,376    $41,364,973     $19,553,094    $19,055,091
                            ===========    ===========     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                             HARTFORD
                             HARTFORD       HARTFORD        HARTFORD                      U.S. GOVERNMENT       HARTFORD
                           MONEY MARKET  SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES     VALUE OPPORTUNITIES
                             HLS FUND       HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND           HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  --------------  ---------------  --------------  ---------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................  $   248,591    $   294,783     $   (530,142)     $   59,289      $   377,091        $   242,046
  Capital gains income...      --           8,141,468        8,263,140         --              --                  949,133
  Net realized gain
   (loss) on security
   transactions..........      --             166,988        3,418,013          37,410          (33,282)           103,116
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --          (6,136,334)         115,233         314,524         (220,642)         1,536,476
                           -----------    -----------     ------------      ----------      -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      248,591      2,466,905       11,266,244         411,223          123,167          2,830,771
                           -----------    -----------     ------------      ----------      -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............    2,018,414      4,221,694       12,693,603         694,866        2,243,530          4,134,029
  Net transfers..........    1,009,045       (151,145)      (3,769,993)        154,311       (1,359,691)         1,085,394
  Surrenders for benefit
   payments and fees.....   (3,345,684)    (2,823,244)     (10,352,363)       (828,341)      (1,907,045)        (3,837,244)
  Net loan activity......        4,976           (153)           7,301             936           12,626             (1,338)
  Cost of insurance......     (958,732)    (1,838,635)      (6,185,172)       (255,788)      (1,370,886)        (2,115,487)
                           -----------    -----------     ------------      ----------      -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,271,981)      (591,483)      (7,606,624)       (234,016)      (2,381,466)          (734,646)
                           -----------    -----------     ------------      ----------      -----------        -----------
  Net increase (decrease)
   in net assets.........   (1,023,390)     1,875,422        3,659,620         177,207       (2,258,299)         2,096,125
NET ASSETS:
  Beginning of year......   12,845,689     33,580,444      118,388,694       4,453,255       19,241,078         37,878,509
                           -----------    -----------     ------------      ----------      -----------        -----------
  End of year............  $11,822,299    $35,455,866     $122,048,314      $4,630,462      $16,982,779        $39,974,634
                           ===========    ===========     ============      ==========      ===========        ===========

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                  HARTFORD
                                                 HARTFORD                         CAPITAL
                               HARTFORD       BLUE CHIP STOCK     HARTFORD      APPRECIATION
                           ADVISERS HLS FUND     HLS FUND       BOND HLS FUND     HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (A)  SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $   735,537       $  (365,188)     $   788,740    $   (21,709)
  Capital gains income...        --                --                428,593        --
  Net realized gain
   (loss) on security
   transactions..........         294,242           366,747           19,880         (4,591)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         740,556         4,410,708         (622,718)     1,361,006
                              -----------       -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,770,335         4,412,267          614,495      1,334,706
                              -----------       -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       8,227,076         9,136,938        2,129,553      1,236,625
  Net transfers..........        (968,102)       (1,644,210)        (414,892)     5,369,092
  Surrenders for benefit
   payments and fees.....      (5,459,443)       (4,188,506)      (1,679,917)      (344,487)
  Net loan activity......           9,541            15,664            1,804          7,920
  Cost of insurance......      (4,378,639)       (3,998,124)      (1,130,342)      (398,188)
                              -----------       -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,569,567)         (678,238)      (1,093,794)     5,870,962
                              -----------       -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........        (799,232)        3,734,029         (479,299)     7,205,668
NET ASSETS:
  Beginning of year......      66,178,732        56,007,391       17,847,303      3,334,904
                              -----------       -----------      -----------    -----------
  End of year............     $65,379,500       $59,741,420      $17,368,004    $10,540,572
                              ===========       ===========      ===========    ===========

(a) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD                      HARTFORD      HARTFORD
                              CAPITAL        HARTFORD     DISCIPLINED     GROWTH       HARTFORD
                           OPPORTUNITIES  GLOBAL LEADERS    EQUITY     OPPORTUNITIES  HIGH YIELD      HARTFORD
                             HLS FUND        HLS FUND      HLS FUND      HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  --------------  -----------  -------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $      464     $   (475,318)  $   125,016  $ (2,621,926)  $  335,697    $   323,954
  Capital gains income...      --              --             --            --            --            261,237
  Net realized gain
   (loss) on security
   transactions..........        2,328        1,254,647       589,168     6,654,410       66,356        206,682
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      361,629       16,544,560     3,051,502    35,388,684      139,672      6,315,237
                            ----------     ------------   -----------  ------------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      364,421       17,323,889     3,765,686    39,421,168      541,725      7,107,110
                            ----------     ------------   -----------  ------------   ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      840,473       12,579,646     7,761,523    28,722,968    1,065,151     12,418,736
  Net transfers..........     (149,437)      (1,022,463)   (1,640,081)   (6,577,948)    (391,680)      (437,042)
  Surrenders for benefit
   payments and fees.....     (257,051)      (7,959,027)   (4,184,810)  (23,217,073)    (716,309)    (6,257,284)
  Net loan activity......        1,622           47,872        17,215        99,533        3,380         25,643
  Cost of insurance......     (297,256)      (6,079,407)   (3,604,579)  (14,817,604)    (595,557)    (5,572,080)
                            ----------     ------------   -----------  ------------   ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      138,351       (2,433,379)   (1,650,732)  (15,790,124)    (635,015)       177,973
                            ----------     ------------   -----------  ------------   ----------    -----------
  Net increase (decrease)
   in net assets.........      502,772       14,890,510     2,114,954    23,631,044      (93,290)     7,285,083
NET ASSETS:
  Beginning of year......    3,760,955       97,793,940    51,734,010   257,254,289    8,857,360     75,046,734
                            ----------     ------------   -----------  ------------   ----------    -----------
  End of year............   $4,263,727     $112,684,450   $53,848,964  $280,885,333   $8,764,070    $82,331,817
                            ==========     ============   ===========  ============   ==========    ===========

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL     HARTFORD        HARTFORD
                           OPPORTUNITIES      STOCK      LARGECAP GROWTH  MIDCAP STOCK
                             HLS FUND       HLS FUND        HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   (15,278)   $  (221,213)    $   (91,214)   $   (76,675)
  Capital gains income...       --             --             --              --
  Net realized gain
   (loss) on security
   transactions..........        16,510        319,426          56,633         13,717
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,485,083      4,745,005       1,950,194      2,049,469
                            -----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,486,315      4,843,218       1,915,613      1,986,511
                            -----------    -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     1,361,031      4,425,768       3,291,078      2,817,768
  Net transfers..........       427,418       (687,817)       (186,992)       208,810
  Surrenders for benefit
   payments and fees.....      (654,909)    (2,849,816)     (1,512,141)    (1,299,200)
  Net loan activity......         3,277         10,430              11          4,400
  Cost of insurance......      (616,618)    (1,998,178)     (1,304,301)    (1,117,131)
                            -----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       520,199     (1,099,613)        287,655        614,647
                            -----------    -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........     2,006,514      3,743,605       2,203,268      2,601,158
NET ASSETS:
  Beginning of year......     8,494,372     34,799,339      17,292,226     15,911,479
                            -----------    -----------     -----------    -----------
  End of year............   $10,500,886    $38,542,944     $19,495,494    $18,512,637
                            ===========    ===========     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                             HARTFORD
                             HARTFORD       HARTFORD        HARTFORD                      U.S. GOVERNMENT       HARTFORD
                           MONEY MARKET  SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES     VALUE OPPORTUNITIES
                             HLS FUND       HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND           HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  --------------  ---------------  --------------  ---------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................  $    22,879    $    (1,721)    $   (937,331)     $   24,053      $   525,833        $  (172,596)
  Capital gains income...      --             292,183         --               --              --                --
  Net realized gain
   (loss) on security
   transactions..........      --             127,177        1,681,999           1,756           21,631            181,511
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --           3,472,650       14,238,171         129,003         (306,551)         5,738,926
                           -----------    -----------     ------------      ----------      -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       22,879      3,890,289       14,982,839         154,812          240,913          5,747,841
                           -----------    -----------     ------------      ----------      -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............    2,511,456      4,580,996       14,258,566         724,361        2,727,042          4,355,872
  Net transfers..........   (1,414,466)      (154,743)      (3,080,258)        777,385         (777,267)           771,401
  Surrenders for benefit
   payments and fees.....   (1,963,615)    (2,248,100)      (8,461,197)       (390,758)      (1,638,254)        (2,809,881)
  Net loan activity......        9,287          1,999           21,253           1,053           20,947              6,293
  Cost of insurance......   (1,132,527)    (1,876,569)      (6,335,317)       (251,520)      (1,517,949)        (2,046,089)
                           -----------    -----------     ------------      ----------      -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,989,865)       303,583       (3,596,953)        860,521       (1,185,481)           277,596
                           -----------    -----------     ------------      ----------      -----------        -----------
  Net increase (decrease)
   in net assets.........   (1,966,986)     4,193,872       11,385,886       1,015,333         (944,568)         6,025,437
NET ASSETS:
  Beginning of year......   14,812,675     29,386,572      107,002,808       3,437,922       20,185,646         31,853,072
                           -----------    -----------     ------------      ----------      -----------        -----------
  End of year............  $12,845,689    $33,580,444     $118,388,694      $4,453,255      $19,241,078        $37,878,509
                           ===========    ===========     ============      ==========      ===========        ===========

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Variable Account C (the "Account") is a separate investment account within Union Security Insurance Company and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2001, Union Security Insurance Company entered into an agreement with Hartford Life and Annuity Insurance Company (the "Company") to co-insure the obligations of Union Security Insurance Company under the variable life contracts and to provide administration for the contracts. Effective September 6, 2005, the Union Security Insurance Company changed its name from Fortis Benefits Insurance Company in connection with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES--The Company will make deductions at a maximum annual rate of 1.00% of the contract's value for the mortality and expense risks which the Company undertakes and 0.35% for policy advance charges.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-20 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
-----------                               ------------  ------------
Hartford Advisers HLS Fund..............  $  7,756,035  $  6,565,965
Hartford Blue Chip Stock HLS Fund.......     2,867,110     5,529,261
Hartford Total Return Bond HLS Fund.....     4,407,060     3,517,661
Hartford Capital Appreciation HLS
 Fund...................................     8,496,488     1,145,234
Hartford Capital Opportunities HLS
 Fund...................................       420,007       577,241
Hartford Global Leaders HLS Fund........     3,512,021     8,996,907
Hartford Disciplined Equity HLS Fund....     2,676,725     5,171,445
Hartford Growth Opportunities HLS
 Fund...................................    25,264,536    27,366,071
Hartford High Yield HLS Fund............     1,540,307     1,874,964
Hartford Index HLS Fund.................     7,344,480     7,434,099
Hartford International Opportunities HLS
 Fund...................................     2,206,290     1,448,353
Hartford International Stock HLS Fund...     2,683,529     3,659,379
Hartford LargeCap Growth HLS Fund.......     1,933,037     1,906,653
Hartford MidCap Stock HLS Fund..........     4,313,901     1,916,019
Hartford Money Market HLS Fund..........     6,250,393     7,274,165
Hartford SmallCap Value HLS Fund........    11,358,709     3,514,036
Hartford SmallCap Growth HLS Fund.......    12,115,574    11,990,414
Hartford Stock HLS Fund.................       833,770     1,008,503
Hartford U.S. Government Securities HLS
 Fund...................................     1,669,640     3,673,997
Hartford Value Opportunities HLS Fund...     4,835,589     4,379,029
                                          ------------  ------------
                                          $112,485,201  $108,949,396
                                          ============  ============

 5.  CHANGES IN UNITS OUTSTANDING****

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                       UNITS      UNITS    NET INCREASE
SUB-ACCOUNT                           ISSUED    REDEEMED    (DECREASE)
-----------                          ---------  ---------  ------------
Hartford Advisers HLS Fund.........    836,104    980,790     (144,686)
Hartford Blue Chip Stock HLS
 Fund..............................  1,415,443  1,552,779     (137,336)
Hartford Total Return Bond HLS
 Fund..............................    480,073    494,870      (14,797)
Hartford Capital Appreciation HLS
 Fund..............................    789,857    492,749      297,108
Hartford Capital Opportunities HLS
 Fund..............................    257,673    283,071      (25,398)
Hartford Global Leaders HLS Fund...  1,694,070  1,905,190     (211,120)
Hartford Disciplined Equity HLS
 Fund..............................  1,120,248  1,243,581     (123,333)
Hartford Growth Opportunities HLS
 Fund..............................  2,122,441  2,551,316     (428,875)
Hartford High Yield HLS Fund.......    385,396    452,134      (66,738)
Hartford Index HLS Fund............  1,917,220  2,094,245     (177,025)
Hartford International
 Opportunities HLS Fund............    554,044    475,626       78,418
Hartford International Stock HLS
 Fund..............................  1,362,033  1,418,525      (56,492)
Hartford LargeCap Growth HLS
 Fund..............................  1,206,664  1,200,631        6,033
Hartford MidCap Stock HLS Fund.....    652,316    668,721      (16,405)
Hartford Money Market HLS Fund.....    652,843    748,186      (95,343)
Hartford SmallCap Value HLS Fund...    744,662    772,922      (28,260)
Hartford SmallCap Growth HLS
 Fund..............................  1,770,597  2,075,315     (304,718)
Hartford Stock HLS Fund............    395,201    413,965      (18,764)

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                       UNITS      UNITS    NET INCREASE
SUB-ACCOUNT                           ISSUED    REDEEMED    (DECREASE)
-----------                          ---------  ---------  ------------
Hartford U.S. Government Securities
 HLS Fund..........................    392,221    518,225     (126,004)
Hartford Value Opportunities HLS
 Fund..............................    987,593  1,022,356      (34,763)

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                       UNITS      UNITS    NET INCREASE
SUB-ACCOUNT                           ISSUED    REDEEMED    (DECREASE)
-----------                          ---------  ---------  ------------
Hartford Advisers HLS Fund.........    987,312  1,058,058      (70,746)
Hartford Blue Chip Stock HLS
 Fund..............................  1,649,131  1,654,107       (4,976)
Hartford Bond HLS Fund.............    657,200    440,600      216,600
Hartford Capital Appreciation HLS
 Fund..............................    696,075    301,966      394,109
Hartford Capital Opportunities HLS
 Fund..............................    316,752    294,275       22,477
Hartford Global Leaders HLS Fund...  1,807,969  1,871,462      (63,493)
Hartford Disciplined Equity HLS
 Fund..............................  1,263,136  1,296,047      (32,911)
Hartford Growth Opportunities HLS
 Fund..............................  2,448,475  2,797,436     (348,961)
Hartford High Yield HLS Fund.......    373,195    418,714      (45,519)
Hartford Index HLS Fund............  2,201,631  2,124,842       76,789
Hartford International
 Opportunities HLS Fund............    453,680    399,507       54,173
Hartford International Stock HLS
 Fund..............................  1,318,105  1,376,719      (58,614)
Hartford LargeCap Growth HLS
 Fund..............................  1,271,319  1,227,691       43,628
Hartford MidCap Stock HLS Fund.....    775,268    731,250       44,018
Hartford Money Market HLS Fund.....  1,153,691  1,307,439     (153,748)
Hartford SmallCap Value HLS Fund...    803,071    790,884       12,187
Hartford SmallCap Growth HLS
 Fund..............................  2,250,214  2,384,178     (133,964)
Hartford Stock HLS Fund............    392,972    306,024       86,948
Hartford U.S. Government Securities
 HLS Fund..........................    478,552    515,782      (37,230)
Hartford Value Opportunities HLS
 Fund..............................    983,490    950,415       33,075

**** During 2005, the Company is disclosing the changes in units outstanding rather than the shares outstanding presented in prior periods.

_____________________________________ SA-22 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                  UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        ---------  ------------  --------------  -------  --------------  -------------
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges    1,230,188   $11.859945    $ 14,589,965     --             3.30%          7.24%
        Highest contract charges     157,562    17.292022       2,724,564     1.35%          3.15%          5.80%
        Remaining contract
        charges                    1,514,664      --           47,896,238     --          --             --
  2004  Lowest contract charges    1,236,308    11.059685      13,673,181     --             2.09%          3.74%
        Highest contract charges     173,147    16.344371       2,829,977     1.35%          2.07%          2.35%
        Remaining contract
        charges                    1,637,645      --           48,876,342     --          --             --
  2003  Lowest contract charges    1,213,421    10.660581      12,935,775     --             2.50%         18.49%
        Highest contract charges     169,148    15.968687       2,701,078     0.94%          2.45%         16.90%
        Remaining contract
        charges                    1,735,277      --           50,541,879     --          --             --
  2002  Lowest contract charges    1,076,453     8.996932       9,684,773     --             6.77%        (14.89)%
        Highest contract charges     172,764    13.659718       2,359,914     1.35%          6.77%        (16.03)%
        Remaining contract
        charges                    1,809,172      --           44,979,720     --          --             --
HARTFORD BLUE CHIP STOCK HLS FUND
  2005  Lowest contract charges    1,819,577    10.473287      19,056,949     --             0.83%          5.85%
        Highest contract charges     235,378    18.887653       4,445,741     1.35%          0.82%          4.43%
        Remaining contract
        charges                    1,912,636      --           36,440,227     --          --             --
  2004  Lowest contract charges    1,801,755     9.894691      17,827,806     --             0.20%          8.90%
        Highest contract charges     247,815    18.086718       4,482,169     1.35%          0.19%          7.44%
        Remaining contract
        charges                    2,055,357      --           37,431,445     --          --             --
  2003  Lowest contract charges    1,724,844     9.085856      15,671,680     --             0.04%         29.30%
        Highest contract charges     259,521    16.833925       4,368,765     0.86%          0.04%         27.56%
        Remaining contract
        charges                    2,125,538      --           35,966,946     --          --             --
  2002  Lowest contract charges    1,518,903     7.027173      10,673,594     --          --              (24.39)%
        Highest contract charges     239,645    13.196452       3,162,463     1.35%       --              (25.41)%
        Remaining contract
        charges                    2,090,394      --           27,678,298     --          --             --
  2001  Lowest contract charges    1,194,213     9.294581      11,099,709     --          --              (14.42)%
        Highest contract charges     211,775    17.692316       3,746,794     1.35%       --              (15.57)%
        Remaining contract
        charges                    2,091,570      --           37,060,759     --          --             --
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges      305,778    14.323725       4,379,881     --             7.48%          2.45%
        Highest contract charges      54,904    15.711507         862,621     1.35%          6.42%          1.08%
        Remaining contract
        charges                      491,626      --           12,026,585     --          --             --
  2004  Lowest contract charges      288,838    13.981339       4,038,347     --             5.04%          4.62%
        Highest contract charges      74,350    15.544391       1,155,718     1.35%          4.93%          3.22%
        Remaining contract
        charges                      503,917      --           12,173,939     --          --             --
  2003  Lowest contract charges      162,801    13.363438       2,175,580     --             4.35%          7.84%
        Highest contract charges      53,439    15.059294         804,755     0.98%          4.32%          6.40%
        Remaining contract
        charges                      434,265      --           10,144,361     --          --             --
  2002  Lowest contract charges      172,244    12.391284       2,134,325     --            12.76%         10.09%
        Highest contract charges      54,869    14.153476         776,587     1.35%         12.76%          8.61%
        Remaining contract
        charges                      457,251      --           10,019,969     --          --             --

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                  UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        ---------  ------------  --------------  -------  --------------  -------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges      262,887   $19.646900    $  5,164,918     --             1.05%         15.55%
        Highest contract charges      68,664    18.886012       1,296,791     1.34%          1.00%         14.00%
        Remaining contract
        charges                      595,552      --           11,308,267     --          --             --
  2004  Lowest contract charges      184,706    17.003597       3,140,676     --             0.43%         19.36%
        Highest contract charges      55,167    16.567092         913,957     1.34%          0.58%         17.77%
        Remaining contract
        charges                      390,122      --            6,485,939     --          --             --
  2003  Lowest contract charges       72,698    14.245123       1,035,598     --             1.36%         42.45%
        Highest contract charges      12,254    14.067922         172,383     0.76%          1.15%         40.68%
        Remaining contract
        charges                      150,934      --            2,126,923     --          --             --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges      414,517     6.706097       2,779,790     --             0.40%         (0.23)%
        Highest contract charges      38,214     6.211715         237,374     1.35%          0.38%         (1.56)%
        Remaining contract
        charges                      168,751      --            1,059,106     --          --             --
  2004  Lowest contract charges      417,658     6.721229       2,807,175     --             0.42%          9.93%
        Highest contract charges      41,659     6.310367         262,882     1.35%          0.42%          8.46%
        Remaining contract
        charges                      187,563      --            1,193,670     --          --             --
  2003  Lowest contract charges      409,541     6.113925       2,503,904     --             0.39%         27.38%
        Highest contract charges      37,299     5.818179         217,010     0.39%          0.38%         25.68%
        Remaining contract
        charges                      177,563      --            1,040,040     --          --             --
  2002  Lowest contract charges      348,521     4.799618       1,672,767     --          --              (28.85)%
        Highest contract charges      35,081     4.629481         162,409     1.35%       --              (29.81)%
        Remaining contract
        charges                      136,531      --              635,134     --          --             --
  2001  Lowest contract charges      249,148     6.745603       1,680,655     --          --              (23.63)%
        Highest contract charges      23,777     6.595191         156,815     1.35%       --              (24.66)%
        Remaining contract
        charges                      114,609      --              758,159     --          --             --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges    1,404,616    12.704752      17,845,296     --             0.82%          2.59%
        Highest contract charges     230,054    14.655921       3,371,647     1.35%          0.80%          1.21%
        Remaining contract
        charges                    3,320,790      --           87,665,728     --          --             --
  2004  Lowest contract charges    1,389,932    12.384136      17,213,111     --             0.55%         19.19%
        Highest contract charges     246,985    14.480181       3,576,389     1.35%          0.55%         17.59%
        Remaining contract
        charges                    3,529,663      --           91,894,950     --          --             --
  2003  Lowest contract charges    1,323,934    10.390613      13,756,482     --             0.45%         35.57%
        Highest contract charges     233,928    12.314257       2,880,647     1.01%          0.44%         31.80%
        Remaining contract
        charges                    3,672,211      --           81,156,811     --          --             --
  2002  Lowest contract charges      999,594     7.664200       7,661,089     --            21.56%        (19.35)%
        Highest contract charges     217,771     9.206389       2,004,885     1.35%         21.56%        (20.43)%
        Remaining contract
        charges                    3,743,022      --           61,731,474     --          --             --

_____________________________________ SA-24 ____________________________________

                                                  UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        ---------  ------------  --------------  -------  --------------  -------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges    1,489,223   $10.934389    $ 16,283,738     --             1.20%          6.58%
        Highest contract charges     167,693    17.066642       2,861,965     1.35%          1.13%          5.15%
        Remaining contract
        charges                    1,465,776      --           34,989,461     --          --             --
  2004  Lowest contract charges    1,496,148    10.259344      15,349,493     --             1.15%          8.41%
        Highest contract charges     179,428    16.230638       2,912,226     1.35%          1.06%          6.96%
        Remaining contract
        charges                    1,570,449      --           35,587,245     --          --             --
  2003  Lowest contract charges    1,406,966     9.463519      13,314,854     --             1.36%         28.81%
        Highest contract charges     195,575    15.175060       2,967,870     0.89%          1.30%         27.09%
        Remaining contract
        charges                    1,676,395      --           35,451,286     --          --             --
  2002  Lowest contract charges      492,639     7.346396       3,619,120     --            13.29%        (24.68)%
        Highest contract charges     147,888    11.940163       1,765,807     1.35%         13.29%        (25.69)%
        Remaining contract
        charges                    1,620,621      --           26,916,117     --          --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges    2,469,473    17.430141      43,043,256     --             0.22%         16.31%
        Highest contract charges     318,541    21.925977       6,984,333     1.34%          0.23%         14.75%
        Remaining contract
        charges                    5,236,887      --          252,543,416     --          --             --
  2004  Lowest contract charges    2,478,761    14.986075      37,146,901     --          --               17.19%
        Highest contract charges     302,568    19.107576       5,781,346     1.35%       --               15.62%
        Remaining contract
        charges                    5,672,447      --          237,957,086     --          --             --
  2003  Lowest contract charges    2,389,412    12.788400      30,556,755     --          --               43.79%
        Highest contract charges     295,658    16.526968       4,886,325     1.01%       --               41.86%
        Remaining contract
        charges                    6,117,667      --          221,811,209     --          --             --
  2002  Lowest contract charges    2,098,527     8.893802      18,663,881     --          --              (27.65)%
        Highest contract charges     288,112    11.649837       3,356,453     1.35%       --              (28.62)%
        Remaining contract
        charges                    6,323,304      --          161,271,382     --          --             --
  2001  Lowest contract charges    1,580,703    12.292836      19,431,325     --            24.30%        (22.85)%
        Highest contract charges     283,717    16.321628       4,630,723     1.35%         24.30%        (23.90)%
        Remaining contract
        charges                    6,618,248      --          236,138,961     --          --             --
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges      190,060    11.722624       2,228,006     --             6.62%          2.13%
        Highest contract charges      35,445    12.422526         440,320     1.35%          6.89%          0.76%
        Remaining contract
        charges                      374,003      --            5,357,635     --          --             --
  2004  Lowest contract charges      225,821    11.478548       2,592,100     --             4.84%          7.40%
        Highest contract charges      42,104    12.329169         519,111     1.35%          4.39%          5.96%
        Remaining contract
        charges                      398,321      --            5,652,859     --          --             --
  2003  Lowest contract charges      209,358    10.687323       2,237,471     --             4.08%         23.18%
        Highest contract charges      55,821    11.635260         649,489     0.90%          4.06%         21.53%
        Remaining contract
        charges                      446,586      --            5,970,400     --          --             --
  2002  Lowest contract charges      152,038     8.675866       1,319,061     --            21.26%         (7.19)%
        Highest contract charges      42,937     9.573657         411,063     1.35%         21.26%         (8.43)%
        Remaining contract
        charges                      389,387                    4,274,696     --          --             --

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                  UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        ---------  ------------  --------------  -------  --------------  -------------
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges    2,398,550   $ 9.921147    $ 23,796,367     --             1.94%          4.50%
        Highest contract charges     339,566    18.750753       6,367,109     1.35%          1.86%          3.10%
        Remaining contract
        charges                    2,724,253      --           51,614,456     --          --             --
  2004  Lowest contract charges    2,379,167     9.493669      22,587,025     --             1.32%         10.39%
        Highest contract charges     359,141    18.186693       6,531,593     1.35%          1.31%          8.91%
        Remaining contract
        charges                    2,901,086      --           53,213,199     --          --             --
  2003  Lowest contract charges    2,244,487     8.599825      19,302,197     --             1.48%         28.13%
        Highest contract charges     337,996    16.698242       5,643,946     0.89%          1.44%         26.42%
        Remaining contract
        charges                    2,980,122      --           50,100,591     --          --             --
  2002  Lowest contract charges    1,992,890     6.711711      13,375,699     --             5.50%        (22.43)%
        Highest contract charges     317,461    13.209047       4,193,360     1.35%          5.50%        (23.47)%
        Remaining contract
        charges                    2,999,515      --           39,817,090     --          --             --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges      316,394    10.460471       3,309,626     --          --               14.62%
        Highest contract charges      73,599    13.022018         958,403     1.35%       --               13.08%
        Remaining contract
        charges                      539,632      --            8,631,347     --          --             --
  2004  Lowest contract charges      259,720     9.126221       2,370,266     --             0.77%         18.08%
        Highest contract charges      84,551    11.515335         973,635     1.35%          0.78%         16.50%
        Remaining contract
        charges                      506,936      --            7,156,985     --          --             --
  2003  Lowest contract charges      226,137     7.728754       1,747,760     --             2.17%         29.25%
        Highest contract charges      72,090     9.884466         712,574     0.95%          2.19%         27.53%
        Remaining contract
        charges                      498,807      --            6,034,038     --          --             --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2005  Lowest contract charges      780,943    12.149452       9,488,028     --             1.30%         11.40%
        Highest contract charges     173,910    15.911078       2,767,092     1.35%          1.31%          9.91%
        Remaining contract
        charges                    1,521,829      --           29,109,853     --          --             --
  2004  Lowest contract charges      764,392    10.906414       8,336,778     --             0.30%         15.31%
        Highest contract charges     180,404    14.477176       2,611,742     1.35%          0.31%         13.77%
        Remaining contract
        charges                    1,588,378      --           27,594,424     --          --             --
  2003  Lowest contract charges      733,155     9.458333       6,934,425     --             2.57%         30.01%
        Highest contract charges     184,894    12.725507       2,352,866     0.95%          2.53%         28.27%
        Remaining contract
        charges                    1,673,739      --           25,512,048     --          --             --
  2002  Lowest contract charges      670,829     7.274903       4,880,216     --             0.90%         (9.74)%
        Highest contract charges     175,808     9.920698       1,744,143     1.35%          0.90%        (10.96)%
        Remaining contract
        charges                    1,692,077      --           20,069,976     --          --             --
  2001  Lowest contract charges      552,133     8.060375       4,450,400     --             8.49%        (24.28)%
        Highest contract charges     163,325    11.141490       1,819,685     1.35%          8.49%        (25.30)%
        Remaining contract
        charges                    1,697,712      --           22,573,644     --          --             --

_____________________________________ SA-26 ____________________________________

                                                  UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        ---------  ------------  --------------  -------  --------------  -------------
HARTFORD LARGECAP GROWTH HLS FUND
  2005  Lowest contract charges    1,471,070   $ 7.728427    $ 11,369,058     --             0.84%          0.99%
        Highest contract charges     161,529     9.109617       1,471,471     1.35%          0.84%         (0.36)%
        Remaining contract
        charges                      726,644      --            6,712,565     --          --             --
  2004  Lowest contract charges    1,413,281     7.652383      10,814,975     --             0.05%         11.54%
        Highest contract charges     159,867     9.142611       1,461,598     1.35%          0.05%         10.04%
        Remaining contract
        charges                      780,062      --            7,218,921     --          --             --
  2003  Lowest contract charges    1,357,412     6.860751       9,312,865     --          --               23.42%
        Highest contract charges     156,876     8.308187       1,303,355     0.57%       --               21.77%
        Remaining contract
        charges                      795,294      --            6,676,006     --          --             --
  2002  Lowest contract charges    1,186,781     5.558826       6,597,112     --          --              (31.04)%
        Highest contract charges     170,096     6.823015       1,160,565     1.35%       --              (31.97)%
        Remaining contract
        charges                      771,282      --            5,307,413     --          --             --
  2001  Lowest contract charges      974,746     8.060779       7,857,209     --          --              (14.90)%
        Highest contract charges     163,875    10.028841       1,643,473     1.35%       --              (16.05)%
        Remaining contract
        charges                      797,068      --            8,047,134     --          --             --
HARTFORD MIDCAP STOCK HLS FUND
  2005  Lowest contract charges      653,349    15.632507      10,213,477     --             0.02%          4.55%
        Highest contract charges      92,824    13.606654       1,263,019     1.35%          0.02%          3.14%
        Remaining contract
        charges                      549,264      --            7,578,595     --          --             --
  2004  Lowest contract charges      633,150    14.952850       9,467,402     --             0.13%         12.84%
        Highest contract charges     107,708    13.191965       1,420,876     1.35%          0.13%         11.32%
        Remaining contract
        charges                      570,984      --            7,624,359     --          --             --
  2003  Lowest contract charges      583,127    13.251978       7,727,584     --             0.16%         31.05%
        Highest contract charges     114,096    11.850235       1,352,063     0.62%          0.16%         29.29%
        Remaining contract
        charges                      570,601      --            6,831,832     --          --             --
  2002  Lowest contract charges      501,082    10.112376       5,067,128     --          --              (13.06)%
        Highest contract charges      99,265     9.165516         909,811     1.35%       --              (14.23)%
        Remaining contract
        charges                      521,747      --            4,823,069     --          --             --
  2001  Lowest contract charges      362,197    11.631253       4,212,806     --             0.32%         (4.17)%
        Highest contract charges     592,795    10.685723         592,795     1.35%          0.32%         (5.47)%
        Remaining contract
        charges                      407,285      --            4,381,253     --          --             --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges      332,406    12.102854       4,023,066     --             2.80%          2.85%
        Highest contract charges      88,364    12.373999       1,093,417     1.35%          2.79%          1.47%
        Remaining contract
        charges                      417,789      --            6,705,816     --          --             --
  2004  Lowest contract charges      376,548    11.768100       4,431,256     --             0.92%          0.94%
        Highest contract charges     106,573    12.195264       1,299,684     1.35%          0.93%         (0.41)%
        Remaining contract
        charges                      450,781      --            7,114,749     --          --             --
  2003  Lowest contract charges      470,467    11.658086       5,484,750     --             0.75%          0.75%
        Highest contract charges     119,926    12.245454       1,468,553     0.80%          0.76%         (0.60)%
        Remaining contract
        charges                      497,257      --            7,859,372     --          --             --
  2002  Lowest contract charges      536,913    11.571531       6,212,911     --             5.03%          1.50%
        Highest contract charges     167,979    12.319725       2,069,460     1.35%          5.03%          0.13%
        Remaining contract
        charges                      741,999      --           11,758,272     --          --             --

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                  UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        ---------  ------------  --------------  -------  --------------  -------------
HARTFORD SMALLCAP VALUE HLS FUND
  2005  Lowest contract charges      708,264   $23.802838    $ 16,858,702     --             1.51%          8.11%
        Highest contract charges     110,767    21.867121       2,422,163     1.35%          1.43%          6.66%
        Remaining contract
        charges                      729,287      --           16,175,001     --          --             --
  2004  Lowest contract charges      705,712    22.016543      15,537,353     --             0.65%         13.98%
        Highest contract charges     126,858    20.500936       2,600,713     1.35%          0.65%         12.46%
        Remaining contract
        charges                      744,008      --           15,442,378     --          --             --
  2003  Lowest contract charges      661,438    19.315610      12,776,078     --             0.49%         38.46%
        Highest contract charges     123,734    18.230255       2,255,698     0.68%          0.49%         36.60%
        Remaining contract
        charges                      779,219      --           14,354,796     --          --             --
  2002  Lowest contract charges      593,968    13.950696       8,286,262     --            10.80%        (15.16)%
        Highest contract charges     115,341    13.345574       1,539,298     1.35%         10.80%        (16.30)%
        Remaining contract
        charges                      788,151      --           10,609,747     --          --             --
  2001  Lowest contract charges      423,921    16.444170       6,971,029     --          --               21.01%
        Highest contract charges      81,823    15.945081       1,304,668     1.35%       --               19.37%
        Remaining contract
        charges                      658,656      --           10,572,771     --          --             --
HARTFORD SMALLCAP GROWTH HLS FUND
  2005  Lowest contract charges    1,886,916    18.416426      34,750,244     --             0.40%         11.02%
        Highest contract charges     248,478    19.491744       4,843,276     1.35%          0.38%          9.53%
        Remaining contract
        charges                    2,886,937      --           82,454,794     --          --             --
  2004  Lowest contract charges    1,906,182    16.588167      31,620,068     --          --               15.43%
        Highest contract charges     275,322    17.795292       4,899,430     1.35%       --               13.88%
        Remaining contract
        charges                    3,145,545      --           81,869,196     --          --             --
  2003  Lowest contract charges    1,842,727    14.370808      26,481,473     --          --               50.06%
        Highest contract charges     281,191    15.626012       4,393,889     0.89%       --               48.05%
        Remaining contract
        charges                    3,337,095      --           76,127,446     --          --             --
  2002  Lowest contract charges    1,608,473     9.576694      15,403,858     --          --              (28.83)%
        Highest contract charges     291,069    10.554554       3,072,105     1.35%       --              (29.79)%
        Remaining contract
        charges                    3,350,541      --           51,531,854     --          --             --
  2001  Lowest contract charges    1,232,916    13.458760      16,591,232     --            11.29%        (20.18)%
        Highest contract charges     262,097    15.033088       3,940,125     1.35%         11.29%        (21.26)%
        Remaining contract
        charges                    3,431,819      --           75,039,660     --          --             --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges      193,695    11.586792       2,244,305     --             1.77%          9.62%
        Highest contract charges      28,423    10.733240         305,075     1.35%          1.87%          8.15%
        Remaining contract
        charges                      191,857      --            2,081,082     --          --             --
  2004  Lowest contract charges      220,997    10.569949       2,335,925     --             1.19%          4.17%
        Highest contract charges      28,089     9.924359         278,765     1.35%          1.15%          2.77%
        Remaining contract
        charges                      183,653      --            1,838,565     --          --             --
  2003  Lowest contract charges      182,524    10.146919       1,852,052     --             1.54%         21.76%
        Highest contract charges      23,238     9.656665         224,405     0.58%          1.40%         20.14%
        Remaining contract
        charges                      140,029      --            1,361,465     --          --             --

_____________________________________ SA-28 ____________________________________

                                                  UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        ---------  ------------  --------------  -------  --------------  -------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2005  Lowest contract charges      371,445   $13.923525    $  5,171,823     --             2.92%          1.55%
        Highest contract charges      59,234    15.214833         901,239     1.35%          2.95%          0.19%
        Remaining contract
        charges                      483,722      --           10,909,717     --          --             --
  2004  Lowest contract charges      373,147    13.710488       5,116,024     --             3.50%          2.07%
        Highest contract charges     119,714    15.185674       1,817,941     1.35%          3.96%          0.70%
        Remaining contract
        charges                      547,544      --           12,307,113     --          --             --
  2003  Lowest contract charges      373,515    13.432393       5,017,202     --             1.57%          2.15%
        Highest contract charges      75,041    15.079851       1,131,613     0.89%          1.42%          0.78%
        Remaining contract
        charges                      629,079      --           14,036,831     --          --             --
  2002  Lowest contract charges      374,100    13.150191       4,919,482     --             3.99%         10.73%
        Highest contract charges      80,589    14.963659       1,205,899     1.35%          3.99%          9.25%
        Remaining contract
        charges                      787,975      --           17,369,409     --          --             --
  2001  Lowest contract charges      227,220    11.875862       2,698,430     --             5.83%          7.54%
        Highest contract charges      73,869    13.697258       1,011,800     1.35%          5.83%          6.09%
        Remaining contract
        charges                      621,954      --           12,543,522     --          --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges      810,538    15.540160      12,595,891     --             1.44%          8.32%
        Highest contract charges     131,116    23.311330       3,056,489     1.35%          1.42%          6.87%
        Remaining contract
        charges                    1,031,062      --           24,322,254     --          --             --
  2004  Lowest contract charges      822,557    14.346066      11,800,464     --             0.31%         18.87%
        Highest contract charges     131,244    21.812550       2,862,765     1.35%          0.30%         17.28%
        Remaining contract
        charges                    1,053,678      --           23,215,280     --          --             --
  2003  Lowest contract charges      770,680    12.068264       9,300,768     --             0.53%         41.87%
        Highest contract charges     124,978    18.598476       2,324,399     0.85%          0.52%         39.97%
        Remaining contract
        charges                    1,078,746      --           20,227,905     --          --             --
  2002  Lowest contract charges      633,261     8.506309       5,386,710     --             2.79%        (24.95)%
        Highest contract charges     123,875    13.287035       1,645,935     1.35%          2.49%        (25.96)%
        Remaining contract
        charges                    1,076,741      --           14,397,686     --          --             --
  2001  Lowest contract charges      434,939    11.334465       4,929,806     --            13.05%         (2.54)%
        Highest contract charges     108,359    17.945997       1,944,610     1.35%         13.05%         (3.86)%
        Remaining contract
        charges                    1,054,057      --           19,001,419     --          --             --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values

_____________________________________ SA-29 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

   MORTALITY & EXPENSE RISK CHARGES:

   The Company will make certain deductions ranging from 0.75% to 1.00% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a reduction in unit values.

   ADMINISTRATIVE CHARGES:

   The Company will make certain deductions, ranging from

      - $7.50-11.50 plus $0.13 per $1,000 of the face amount

      - $4.50-6.00

   for administrative services provided by the Company.

   These charges are a redemption in unit values.

   The Company, will also make certain deductions ranging from 0.27%-0.35% for policy value advances.

   These charges are a reduction in unit values.

   RIDERS:

   The Company will make certain deductions for various Rider charges, such as Guaranteed Death Benefit, Policy Value Advances, Recovery Charge, Waiver of Selected Amount, Waiver of Monthly Deduction, Additional Insured, Primary Insured, Child Insurance, Accelerated Benefit, Second to Die Life Term Rider, First to Die Life Term Rider, and, Single Life Waiver of Single Amount, Joint Waiver of Selected Amount, Joint Waiver of Monthly Deductions, and Estate Protection Rider. These deductions ranging from

      - $0.02-0.06 per $1.000 of face value

      - $0.08-8.88 per $1,000 of amount at risk

      - $2.33-42.39 per $100 of selected amount

      - $0.07-7.39 per $1,000 of death benefit

      - $0.09-1,000 per $1,000 of benefit

      - 5.27% interest discount plus $50-10% discount plus $300

   These charges are a redemption in units.

_____________________________________ SA-30 ____________________________________
      <MODULE>
      </MODULE>

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the Company), an indirect wholly owned subsidiary of Assurant, Inc. at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
March 10, 2006
Minneapolis, Minnesota

                       UNION SECURITY INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS
                       AT DECEMBER 31, 2005 AND 2004

                                                                                                   DECEMBER 31,
                                                                                          --------------------------------
                                                                                              2005              2004
                                                                                          --------------------------------
                                                                                               (in thousands except
                                                                                                 number of shares)
ASSETS
   Investments:
   Fixed maturities available for sale, at fair value (amortized cost - $3,316,091            3,488,415         3,538,462
     in 2005 and $3,293,918 in 2004)                                                      $                $
   Equity securities available for sale, at fair value (cost - $317,341 in 2005 and
     $300,000 in 2004)                                                                          318,120           310,776
   Commercial mortgage loans on real estate at amortized cost                                   758,966           695,921
   Policy loans                                                                                   9,773             9,956
   Short-term investments                                                                        79,916            47,989
   Collateral held under securities lending                                                     384,141           332,276
   Other investments                                                                             61,024            49,020
                                                                                          --------------------------------
                                                                   TOTAL INVESTMENTS          5,100,355         4,984,400
                                                                                          --------------------------------
   Cash and cash equivalents                                                                     19,032            43,362
   Premiums and accounts receivable, net                                                         88,566            78,669
   Reinsurance recoverables                                                                   1,261,030         1,238,111
   Due from affiliates                                                                               --             5,967
   Accrued investment income                                                                     51,352            51,933
   Deferred acquisition costs                                                                   123,222           116,060
   Property and equipment, at cost less accumulated depreciation                                  1,069             1,507
   Deferred income taxes, net                                                                    25,425            20,515
   Goodwill                                                                                     164,604           156,104
   Value of business acquired                                                                    33,965            39,413
   Other assets                                                                                  41,962            38,708
   Assets held in separate accounts                                                           3,200,233         3,435,089
                                                                                          --------------------------------
                                                                        TOTAL ASSETS      $  10,110,815    $   10,209,838
                                                                                          --------------------------------


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       UNION SECURITY INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS
                       AT DECEMBER 31, 2005 AND 2004

                                                                                                   DECEMBER 31,
                                                                                          ----------------------------------
                                                                                              2005              2004
                                                                                          --------------------------------
                                                                                               (in thousands except
                                                                                                 number of shares)
LIABILITIES
   Future policy benefits and expenses                                                    $   3,154,577    $    3,028,030
   Unearned premiums                                                                             39,967            46,228
   Claims and benefits payable                                                                1,936,610         1,884,608
   Commissions payable                                                                           22,995            19,721
   Reinsurance balances payable                                                                  10,529             6,727
   Funds held under reinsurance                                                                      96                93
   Deferred gain on disposal of businesses                                                      173,084           206,182
   Obligation under securities lending                                                          384,141           332,276
   Accounts payable and other liabilities                                                       174,646           159,798
   Due to affiliates                                                                              5,875                --
   Tax payable                                                                                    6,720             7,987
   Liabilities related to separate accounts                                                   3,200,233         3,435,089
                                                                                          --------------------------------
                                                                   TOTAL LIABILITIES          9,109,473         9,126,739
                                                                                          --------------------------------
COMMITMENTS AND CONTINGENCIES (NOTE 15)                                                   $          --    $           --
STOCKHOLDER'S EQUITY
   Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and
     outstanding                                                                                  5,000             5,000
   Additional paid-in capital                                                                   542,169           516,570
   Retained earnings                                                                            334,644           388,854
   Accumulated other comprehensive income                                                       119,529           172,675
                                                                                          --------------------------------
                                                          TOTAL STOCKHOLDER'S EQUITY          1,001,342         1,083,099
                                                                                          --------------------------------
                                          TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $  10,110,815    $   10,209,838
                                                                                          --------------------------------


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       UNION SECURITY INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF OPERATIONS
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                             YEARS ENDED
                                                                                            DECEMBER 31,
                                                                            ----------------------------------------------
                                                                                2005            2004             2003
                                                                            ----------------------------------------------
                                                                                           (in thousands)
REVENUES
   Net earned premiums and other considerations                             $  1,710,645    $  1,756,320     $  1,705,681
   Net investment income                                                         293,898         275,693          259,804
   Net realized (loss) gain on investments                                        (1,651)          8,371            3,909
   Amortization of deferred gain on disposal of businesses                        33,098          43,299           51,846
   Fees and other income                                                          10,427          13,033           15,099
                                                                            ----------------------------------------------
                                                        TOTAL REVENUES         2,046,417       2,096,716        2,036,339
                                                                            ----------------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policyholder benefits                                                       1,293,230       1,352,002        1,284,723
   Amortization of deferred acquisition costs and value of business
     acquired                                                                     78,258          75,011           61,657
   Underwriting, general and administrative expenses                             490,175         490,300          493,217
                                                                            ----------------------------------------------
                                   TOTAL BENEFITS, LOSSES AND EXPENSES         1,861,663       1,917,313        1,839,597
                                                                            ----------------------------------------------
Income before income taxes                                                       184,754         179,403          196,742
Income taxes                                                                      68,789          59,810           66,613
                                                                            ----------------------------------------------
                                                            NET INCOME      $    115,965    $    119,593     $    130,129
                                                                            ----------------------------------------------


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       UNION SECURITY INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                             Accumulated
                                                                   Additional                   Other
                                                         Common      Paid-in     Retained   Comprehensive
                                                          Stock      Capital     Earnings   Income (Loss)      Total
                                                       ------------------------------------------------------------------
                                                                                (in thousands)
Balance, January 1, 2003                               $    5,000   $ 516,570   $  211,459    $  101,197    $    834,226
   Other                                                       --          --        1,022            --           1,022
   Comprehensive income:
   Net income                                                  --          --      130,129            --         130,129
   Net change in unrealized gains on securities                --          --           --        50,016          50,016
   Foreign currency translation                                --          --           --         5,189           5,189
                                                       ------------------------------------------------------------------
                           TOTAL COMPREHENSIVE INCOME                                                            185,334
                                                       ------------------------------------------------------------------
Balance, December 31, 2003                                  5,000     516,570      342,610       156,402       1,020,582
   Dividends on common stock                                   --          --      (75,000)           --         (75,000)
   Other                                                       --          --        1,674            --           1,674
   Comprehensive income (loss):
   Net income                                                  --          --      119,593            --         119,593
   Net change in unrealized gains on securities                --          --                     13,489          13,489
   Foreign currency translation                                --          --          (23)        2,784           2,761
                                                       ------------------------------------------------------------------
                           TOTAL COMPREHENSIVE INCOME                                                            135,843
                                                       ------------------------------------------------------------------
Balance, December 31, 2004                                  5,000     516,570      388,854       172,675       1,083,099
   Dental mergers (see Note 2)                                 --      25,599        9,825            34          35,458
   Dividends on common stock                                   --          --     (180,000)           --        (180,000)
   Comprehensive income (loss):
   Net income                                                  --          --      115,965            --         115,965
   Net change in unrealized gains on securities                --          --           --       (53,480)        (53,480)
   Foreign currency translation                                --          --           --           300             300
                           TOTAL COMPREHENSIVE INCOME                                                             62,785
                                                       ------------------------------------------------------------------
Balance, December 31, 2005                             $    5,000   $ 542,169   $  334,644    $  119,529    $  1,001,342
                                                       ------------------------------------------------------------------


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       UNION SECURITY INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF CASH FLOWS
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                      YEARS ENDED DECEMBER 31,
                                                                             --------------------------------------------
                                                                                2005           2004             2003
                                                                             --------------------------------------------
                                                                                           (in thousands)
OPERATING ACTIVITIES
   Net income                                                                $   115,965    $   119,593     $    130,129
   Adjustments to reconcile net income to net cash provided by operating activities:
   Change in reinsurance recoverable                                             (22,919)       (27,812)         (59,107)
   Change in premiums and accounts receivable                                      2,376        (19,078)             865
   Depreciation and amortization                                                     476          1,033            1,125
   Change in deferred acquisition costs and value of businesses
     acquired                                                                       (174)        (3,095)          (9,031)
   Change in accrued investment income                                               655         (2,017)          (3,828)
   Change in insurance policy reserves and expenses                              160,003        211,093          222,012
   Change in accounts payable and other liabilities                               14,337         14,761          (36,088)
   Change in commissions payable                                                   2,979          3,636          (11,427)
   Change in reinsurance balances payable                                          3,802          1,589            4,510
   Change in funds held under reinsurance                                              3             (7)              16
   Amortization of deferred gain on disposal of businesses                       (33,098)       (43,299)         (51,846)
   Change in income taxes                                                         22,332         11,413           72,719
   Net realized losses (gains) on investments                                      1,651         (8,371)          (3,909)
   Other                                                                           8,863          4,372              393
                                                                             --------------------------------------------
                              NET CASH PROVIDED BY OPERATING ACTIVITIES          277,251        263,811          256,533
                                                                             --------------------------------------------
INVESTING ACTIVITIES
   Sales of:
   Fixed maturities available for sale                                           503,058        578,134          555,876
   Equity securities available for sale                                           56,775         44,282           63,615
   Other invested assets                                                          15,636         25,522           24,766
   Maturities, prepayments, and scheduled redemption of:
   Fixed maturities available for sale                                           253,702        175,979          307,150
   Purchase of:
   Fixed maturities available for sale                                          (771,516)      (840,340)      (1,152,602)
   Equity securities available for sale                                          (74,297)      (103,020)        (183,031)
   Property and equipment                                                            (22)            --               --
   Other invested assets                                                         (27,640)       (19,780)         (14,179)
   Change in commercial mortgage loans on real estate                            (62,152)       (59,273)         (52,475)
   Change in short-term investments                                              (15,350)        23,068          174,167
   Change in collateral held under securities lending                            (51,865)       (47,622)          72,350
   Change in policy loans                                                            225            803             (219)
                                                                             --------------------------------------------
                                  NET CASH USED IN INVESTING ACTIVITIES      $  (173,446)   $  (222,247)    $   (204,582)
                                                                             --------------------------------------------
FINANCING ACTIVITIES
   Dividends paid                                                            $  (180,000)   $   (75,000)    $         --
   Change in obligation under securities lending                                  51,865         47,622          (72,350)
                                                                             --------------------------------------------
                                  NET CASH USED IN FINANCING ACTIVITIES         (128,135)       (27,378)         (72,350)
                                                                             --------------------------------------------
   Change in cash and cash equivalents                                           (24,330)        14,186          (20,399)
   Cash and cash equivalents at beginning of period                               43,362         29,176           49,575
                                                                             --------------------------------------------
   Cash and cash equivalents at end of period                                $    19,032    $    43,362     $     29,176
                                                                             --------------------------------------------
   Supplemental information:
   Income taxes paid (net of refunds)                                        $    45,964    $    48,447     $      7,760
Supplemental schedule of non-cash investing activities:
   Non-cash activities:
   Foreign currency translation                                              $       300    $     2,784     $      5,189


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005, 2004 AND 2003
(IN THOUSANDS EXCEPT SHARE DATA)
------------------------------------------------------------------------------

NOTE 1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company"), formerly known as Fortis Benefits Insurance Company, is a provider of life and health insurance products. The Company is an indirect wholly owned subsidiary of Assurant, Inc. (the "Parent"). Assurant, Inc.'s common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual and group health and pre-funded funeral products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

Effective September 6, 2005, the Company changed its name from Fortis Benefits Insurance Company in association with the Parent's initial public offering on February 5, 2004.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Dollar amounts are presented in U.S. dollars and all amounts are in thousands except for number of shares and per share amounts.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

Effective November 1, 2005, eight dental companies, indirectly wholly owned subsidiaries of the Parent (the "Dental Companies"), were merged into the operations of the Company. The Dental Companies included:

- Denticare, Inc. (Florida)

- Denticare, Inc. (Kentucky)

- Fortis Benefits DentalCare of Wisconsin, Inc.

- United Dental Care Insurance Company

- United Dental Care of Nebraska, Inc.

- United Dental Care of Pennsylvania, Inc.

- Denticare of Oklahoma, Inc.

- UDC Life and Health Insurance Company

All the Dental Companies engaged in the business of marketing prepaid dental care.

The assets, liabilities, and operations of the Dental Companies for the year ended December 31, 2005 are included in the consolidated financial statements of the Company. Assets and liabilities were included at the current book value of the Dental Companies as of January 1, 2005.

The Dental Companies had a combined net income of $3,358 and $3,830 for the years ended December 31, 2004 and 2003, respectively. These amounts are not included in the consolidated statements of operations of the Company for those periods. The Dental Companies had combined total assets of $42,207 as of December 31, 2004. This amount is not included in the 2004 consolidated balance sheet of the Company.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes foreign currency translation and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2005 presentation.

REVENUE RECOGNITION

The Company recognizes and reports revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign exchange gains (losses) net of income taxes have been reflected in stockholder's equity under the caption "accumulated other comprehensive income."

INVESTMENTS

Fixed maturities and equity securities are classified as available for sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Collateral held under securities lending and the obligation under securities lending are reported at cost, which approximates fair value.

Other investments consist primarily of investments in joint ventures, partnerships, and invested assets associated with a modified coinsurance arrangement. The joint ventures and partnerships are valued according to the equity method of accounting. The invested assets related to a modified coinsurance arrangements are classified as trading securities and are reported at fair value.

The Company monitors its investment portfolio to identify investments that may be other than temporarily impaired. Changes in individual security values are monitored in order to identify potential credit problems. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watchlist, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reported as a realized loss in that period. Assessment factors include, but are not limited to, the financial condition and rating of the issuer, any collateral held and the length of time the market value of the security has been below cost. Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is reported as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company reports a receivable when revenue has been recognized and reported but not collected. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Reinsurance balances payable are reported for reinsurance assumed based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Assurant. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Loss recognition testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for pre-funded funeral life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

For pre-funded funeral investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs relating to worksite group disability consist primarily of first year commissions to brokers and one time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of new business underwriting, field sales support, commissions to agents and brokers, and compensation to sales representatives. These acquisition costs are front-end loaded; thus they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on small group medical consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income and reported as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company is required to test goodwill on at least an annual basis. The Company performed a January 1, 2005 impairment test during the first quarter and concluded that goodwill is not impaired. Effective September 30, 2005, the Company changed the date of its annual goodwill impairment test to the fourth quarter based on actual data through October 1st. The Company determined this change in accounting principle is preferable because it will allow management to incorporate this test into the normal flow of the financial planning and reporting cycle and provide more timely analysis on the recoverability of goodwill. The Company's fourth quarter 2005 impairment test also concluded that goodwill is not impaired at December 31, 2005.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, pre-funded funeral life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made.

Long Duration Contracts

Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for pre-funded funeral investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Future policy benefits and expense reserves for pre-funded funeral life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

For worksite group disability, the case reserves and IBNR are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio, with adjustment for investment expenses and provisions for adverse deviation.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

For short duration contracts, claims and benefits payable reserves are reported when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR are reported at an amount equal to the net present value of the expected claims future payments. Group long term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company reports deferred gain on disposal of businesses for disposals utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability and decreased as it is recognized and reported as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are pre-funded funeral life insurance, investment type annuities and worksite group disability insurance. The pre-funded funeral life insurance policies include provisions for death benefit growth that is either pegged to the changes in the Consumer Price Index or determined peridically at the discretion of management. For pre-funded funeral life insurance policies, revenues are recognized and reported when due from policyholders. For pre-funded funeral investment-type annuity contracts, revenues consist of charges assessed against policy balances. Revenues are recognized when earned on worksite disability group disability policies.

For traditional life insurance contracts previously sold by the Preneed segment but no longer offered, revenue is recognized and reported when due from policyholders.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized and reported as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes and reports revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is recognized and reported when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC and VOBA, salaries and personnel benefits and other general operating expenses. These expenses are reported as incurred.

BUSINESS COMBINATIONS

All business combinations initiated after June 30, 2001 are accounted for under the purchase method of accounting.

LEASES

The Company reports expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES ("SFAS No. 5"). This requires the Company to evaluate each contingent matter separately. A loss is reported if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company reports an estimated reserve at the low end of the estimated range. Contingencies affecting the Company include litigation matters which are inherently difficult to evaluate and are subject to significant changes.

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2004, FASB issued Statement of Financial Accounting Standards No. 123 (revised 2004), SHARE-BASED PAYMENT ("FAS 123R") which replaces Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENT and supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES. FAS 123R requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The pro forma disclosures previously permitted under FAS 123 no longer will be an alternative to financial statement recognition. Under FAS 123R, the company must determine the appropriate fair value model to be used for valuing share-based payments, the amortization method for compensation cost, and the transition method to be used at date of adoption. The permitted transition methods include either retrospective or prospective adoption. Under the retrospective option, prior periods may be restated either as of the beginning of the year of adoption or for all periods presented for all unvested stock options beginning with the first period presented. The prospective method requires that compensation expense be recorded for all unvested stock options at the beginning of the first quarter of adoption of FAS 123R. In April 2005, the Securities and Exchange Commission approved a new rule for public companies which delays the effective date of FAS 123R. Under the new rule, public companies are required to adopt FAS 123R in the first annual period after June 15, 2005, and, therefore, the Company is required to adopt FAS 123R by the first quarter of 2006. Except for this deferral of the effective date, the guidance in FAS 123R is unchanged. The Company does not expect the adoption of FAS 123R to have a material impact on the Company's financial statements.

In June 2005, the FASB issued Statement of Financial Accounting Standards No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20, ACCOUNTING CHANGES, AND STATEMENT NO. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS" ("FAS 154"). FAS 154 changes the accounting and reporting of a change in accounting principle. Prior to FAS 154, the majority of voluntary changes in accounting principles were required to be recognized as a cumulative effect adjustment within net income during the period of the change. FAS 154 requires retrospective application to prior period financial statements unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. FAS 154 is effective for accounting changes made in fiscal years beginning after December 15, 2005 but does not change the transition provisions of any existing accounting pronouncements. The Company does not believe the adoption of FAS 154 will have a material effect on our consolidated financial position or results of operations.

In September 2005, the AICPA issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS, ("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the requirements of SOP 05-1 and the potential impact on the Company's financial statements.

In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN

AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("SFAS 155"). This statement resolves issues addressed in SFAS 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS. SFAS 155 (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation;
(b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. The Company does not expect the adoption of SFAS 155 to have a material impact on the Company's financial statements.

NOTE 3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2005 were as follows:

                                                             Cost or          Gross            Gross
                                                            Amortized       Unrealized      Unrealized
                                                               Cost           Gains           Losses          Fair Value
                                                           ---------------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government and government agencies
     and authorities                                       $    412,466     $    7,844       $   (3,442)     $    416,868
   States, municipalities and political subdivisions             31,302          2,144              (25)           33,421
   Foreign governments                                          211,743         18,018             (182)          229,579
   Public utilities                                             458,182         26,545           (2,976)          481,751
   All other corporate bonds                                  2,202,398        135,393          (10,995)        2,326,796
                                                           ---------------------------------------------------------------
                               TOTAL FIXED MATURITIES      $  3,316,091     $  189,944       $  (17,620)     $  3,488,415
                                                           ---------------------------------------------------------------
EQUITY SECURITIES
Non-redeemable preferred stocks:
   Non-sinking fund preferred stocks                            317,341          5,053           (4,274)          318,120
                                                           ---------------------------------------------------------------
                              TOTAL EQUITY SECURITIES      $    317,341     $    5,053       $   (4,274)     $    318,120
                                                           ---------------------------------------------------------------


The amortized cost and fair value of fixed maturities and equity securities at December 31, 2004 were as follows:

                                                             Cost or          Gross            Gross
                                                            Amortized       Unrealized      Unrealized
                                                               Cost           Gains           Losses          Fair Value
                                                           ---------------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government and government agencies
     and authorities                                       $    397,679     $   12,531        $ (1,200)      $    409,010
   States, municipalities and political subdivisions             21,442          1,432              (1)            22,873
   Foreign governments                                          181,537         11,967              (8)           193,496
   Public utilities                                             453,889         38,756            (291)           492,354
   All other corporate bonds                                  2,239,371        184,268          (2,910)         2,420,729
                                                           ---------------------------------------------------------------
                               TOTAL FIXED MATURITIES      $  3,293,918     $  248,954        $ (4,410)      $  3,538,462
                                                           ---------------------------------------------------------------
EQUITY SECURITIES
Non-redeemable preferred stocks:
Non-sinking fund preferred stocks                          $    300,000     $   11,337        $   (561)      $    310,776
                                                           ---------------------------------------------------------------
                              TOTAL EQUITY SECURITIES      $    300,000     $   11,337        $   (561)      $    310,776
                                                           ---------------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2005 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Amortized
                                                                    Cost          Fair Value
                                                                -------------------------------
Due in one year or less                                         $      37,673    $      38,085
Due after one year through five years                                 350,573          362,466
Due after five years through ten years                              1,004,035        1,030,290
Due after ten years                                                 1,529,687        1,665,011
                                                                -------------------------------
Total                                                               2,921,968        3,095,852
Mortgage and asset backed securities                                  394,123          392,563
                                                                -------------------------------
                                                      TOTAL     $   3,316,091    $   3,488,415
                                                                -------------------------------


Proceeds from sales of available for sale securities were $559,833, $622,416, and $619,491 during 2005, 2004 and 2003, respectively. Gross gains of $13,824, $16,151 and $20,677 and gross losses of $15,399, $6,870 and $7,742 were realized on sales of fixed maturities and equity securities in 2005, 2004 and 2003, respectively.

Major categories of net investment income were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------
                                                         2005          2004           2003
                                                      ----------------------------------------
Fixed maturities                                      $  208,916    $   203,862    $  193,384
Equity securities                                         21,012         19,622        13,921
Commercial mortgage loans on real estate                  54,563         55,329        49,940
Policy loans                                                 555            574           588
Short-term investments                                     2,032            714         1,363
Other investments                                         15,704          5,149         8,884
Cash and cash equivalents                                    606            264           198
Investment expenses                                       (9,490)        (9,821)       (8,474)
                                                      ----------------------------------------
                           NET INVESTMENT INCOME      $  293,898    $   275,693    $  259,804
                                                      ----------------------------------------

The net realized gains (losses) recorded in income for 2005, 2004 and 2003 are summarized as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------
                                                         2005          2004           2003
                                                      -----------------------------------------
Fixed maturities                                      $     (373)   $     8,711    $     4,816
Equity securities                                         (1,468)           439             71
                                                      -----------------------------------------
                     TOTAL MARKETABLE SECURITIES          (1,841)         9,150          4,887
                                                      -----------------------------------------
Real estate                                                   --           (130)            --
Other                                                        190           (649)          (978)
                                                      -----------------------------------------
                                           TOTAL      $   (1,651)   $     8,371    $     3,909
                                                      -----------------------------------------


The Company recorded $266, $131 and $8,048 of pre-tax realized losses in 2005, 2004 and 2003, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2005 were as follows:

                                    Less than 12 months             12 Months or More                   Total
                                 ----------------------------------------------------------------------------------------
                                 Fair Value     Unrealized      Fair Value     Unrealized     Fair Value     Unrealized
                                                  Losses                         Losses                        Losses
                                 ----------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government
     and government
     agencies and
     authorities                 $  164,501      $  (2,095)      $  37,690      $ (1,347)     $  202,191     $   (3,442)
   States, municipalities
     and political
     subdivisions                        --             --           1,036           (25)          1,036            (25)
   Foreign governments                7,953           (165)            464           (17)          8,417           (182)
   Public utilities                  84,348         (2,577)         12,454          (399)         96,802         (2,976)
   All other corporate bonds        467,852         (9,247)         35,217        (1,748)        503,069        (10,995)
                                 ---------------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES     $  724,654      $ (14,084)      $  86,861      $ (3,536)     $  811,515     $  (17,620)
-----------------------------    ---------------------------------------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED
   STOCKS:
   Non-sinking fund
     preferred stocks               134,790         (2,979)         24,213        (1,295)        159,003         (4,274)
                                 ---------------------------------------------------------------------------------------
     TOTAL EQUITY SECURITIES     $  134,790      $  (2,979)      $  24,213      $ (1,295)     $  159,003     $   (4,274)
-----------------------------    ----------------------------------------------------------------------------------------


The total unrealized loss represents less than 2.3% of the aggregate fair value of the related securities. Approximately 78% of these securities in an unrealized loss position have been in a continuous loss position for less than twelve months. The total unrealized losses on securities that were in a continuous unrealized loss position for longer than six months but less than 12 months were approximately $4,224, with no security with a book value greater than $1,000 having a market value below 86% of book value.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other than temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and concluded that there were no additional other than temporary impairments as of December 31, 2005. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the securities in an unrealized loss status are not impaired and intends to hold them until recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2005, approximately 41% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Pennsylvania. Although the Company has a diversified loan portfolio, an economic down-turn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $21 to $13,953 at December 31, 2005. The mortgage loan balance is net of an allowance for losses of $12,831 and $12,820 at December 31, 2005 and 2004, respectively.

The Company had fixed maturities carried at $336,541 and $293,587 at December 31, 2005 and 2004, respectively, on deposit with various governmental authorities as required by law.

SECURITY LENDING

The Company engages in transactions in which fixed maturities, especially bonds issued by the United States Government, agencies, and U.S. Corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent plus accrued interest, is received in the form of cash held by a custodian bank for the benefit of the Company. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent there is a loss in the investment of cash collateral. At December 31, 2005 and 2004, securities with a fair value of $370,272 and $319,227, respectively, were on loan to select brokers and are included in the Company's available for sale investments. At December 31, 2005 and 2004, collateral with a fair value of $384,141 and $332,276, respectively, is included in the Company's assets with offsetting liabilities.

NOTE 4. INCOME TAXES

The Company and its subsidiaries are subject to U.S. tax and are part of a U.S. consolidated federal income tax return with their parent, Assurant, Inc. Information about the Company's current and deferred tax expense are as follows:

--------------------------------------------------------------------------------
                                                                                          YEARS ENDED DECEMBER 31,
                                                                                     ------------------------------------
                                                                                       2005         2004         2003
                                                                                     ------------------------------------
CURRENT EXPENSE:
   Federal                                                                           $  43,757    $  35,219    $  20,400
   Foreign                                                                                 788          494        2,821
                                                                                     ------------------------------------
                                                          TOTAL CURRENT EXPENSE         44,545       35,713       23,221
                                                                                     ------------------------------------
DEFERRED EXPENSE (BENEFIT):
   Federal                                                                              24,968       24,712       43,914
   Foreign                                                                                (724)        (615)        (522)
                                                                                     ------------------------------------
                                                         TOTAL DEFERRED EXPENSE         24,244       24,097       43,392
                                                                                     ------------------------------------
                                                       TOTAL INCOME TAX EXPENSE      $  68,789    $  59,810    $  66,613
                                                                                     ------------------------------------


International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                                                DECEMBER 31,
                                                                                     -----------------------------------
                                                                                       2005         2004        2003
                                                                                     -----------------------------------
FEDERAL INCOME TAX RATE                                                                35.0%        35.0%       35.0%
RECONCILING ITEMS:
   Dividends received deduction                                                        (2.9)        (2.7)       (1.5)
   Permanent nondeductible expenses                                                     0.2          0.2         0.4
   Adjustment for deferred liabilities                                                   --         (0.5)       (0.9)
   Change in reserve for prior year taxes                                               4.8          1.7          --
   Goodwill                                                                             0.1           --         0.5
   Other                                                                                 --         (0.4)        0.4
                                                                                      ----------------------------------
                                                      EFFECTIVE INCOME TAX RATE:       37.2%        33.3%       33.9%
                                                                                      ----------------------------------


The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
DEFERRED TAX ASSETS:
   Policyholder and separate account reserves                                                   $   21,485     $   29,653
   Accrued liabilities                                                                               3,837          7,022
   Investment adjustments                                                                            3,850          2,130
   Deferred acquisition costs                                                                       10,858         17,014
   Deferred gains on reinsurance                                                                    60,579         73,685
                                                                                                --------------------------
                                                                 GROSS DEFERRED TAX ASSETS         100,609        129,504
                                                                                                --------------------------
DEFERRED TAX LIABILITIES:
   Unrealized gains on fixed maturities and equities                                                60,587         90,245
   Other liabilities                                                                                14,597         18,744
                                                                                                --------------------------
                                                            GROSS DEFERRED TAX LIABILITIES          75,184        108,989
                                                                                                --------------------------
                                                             NET DEFERRED INCOME TAX ASSET      $   25,425     $   20,515
                                                                                                --------------------------


Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." Amounts in this account only become taxable upon the occurrence of certain events. The American Jobs Creation Act of 2004 provided a two year window by which companies should distribute amounts from their Policyholder Surplus Accounts (PSA) tax free. The company has made dividends in excess of $12,145 which has reduced the PSA balance to $0. In accordance with the JOBs Act, there will be no federal income tax on these amounts.

At December 31, 2005, the Company and its subsidiaries had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards related to other assets which are netted against the other liabilites in the table above total $12,508 and will all expire in 2007 if unused.

NOTE 5. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2005 and 2004. All the outstanding shares at December 31, 2005 are owned by Assurant, Inc. (see Note 1). The Company paid dividends of $180,000, $75,000 and $0 at December 31, 2005, 2004 and 2003,
respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note
6).

NOTE 6. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between statutory accounting principles ("SAP") and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided;
4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                               YEARS ENDED AND AT
                                  DECEMBER 31,
                      --------------------------------------
                        2005          2004          2003
                      --------------------------------------
                      (Unaudited)
Statutory Net
   Income             $ 127,084     $ 123,810     $ 121,896
                      --------------------------------------
Statutory
   Capital and
   Surplus            $ 535,021     $ 584,177     $ 560,896
                      --------------------------------------


Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2005, the Company declared and paid dividends of $180,000, of which $120,280 was ordinary and $59,720 was extraordinary. In 2004, the Company declared and paid dividends of $75,000, all of which were ordinary. In 2003, the Company declared no dividends. The Company has the ability, under state regulatory requirements, to dividend up to $129,463 to its parent in 2006 without permission from Iowa regulators.

NOTE 7. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                                    2005             2004
                                                                ------------------------------
Ceded future policyholder benefits and expenses                 $   1,181,660    $  1,155,253
Ceded unearned premium                                                 19,263          19,336
Ceded claims and benefits payable                                      45,003          43,566
Ceded paid losses                                                      15,104          19,956
                                                                ------------------------------
                                                       TOTAL    $   1,261,030    $  1,238,111
                                                                ------------------------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                            YEARS ENDED DECEMBER 31,
                        -------------------------------------------------------------------------------------------------
                                     2005                             2004                             2003
                        -------------------------------- -------------------------------  -------------------------------
                          Long      Short      Total       Long     Short       Total       Long     Short      Total
                        Duration  Duration               Duration  Duration               Duration  Duration
                        --------- ---------- ----------- -------------------- ----------  -------------------------------
Gross earned
Premiums and other
   considerations       $475,081  $1,360,294 $1,835,375  $512,103 $1,367,271  $1,879,374  $523,173 $1,293,519 $1,816,692
Premiums assumed          14,513    153,412     167,925    18,383    160,827    179,210     23,335    194,222    217,557
Premiums ceded          (276,240)   (16,415)   (292,655) (278,496)   (23,768)  (302,264)  (304,638)   (23,930)  (328,568)
                        -------------------------------------------------------------------------------------------------
  NET EARNED PREMIUMS
            AND OTHER
       CONSIDERATIONS   $213,354  $1,497,291 $1,710,645  $251,990 $1,504,330  $1,756,320  $241,870 $1,463,811 $1,705,681
                        -------------------------------------------------------------------------------------------------
Gross policyholder      $877,175  $ 905,909  $1,783,084  $771,003 $  935,634  $1,706,637  $843,127 $  869,393 $1,712,520
   Benefits
Benefits assumed          39,758    159,283     199,041    43,067    151,705    194,772     48,478    173,261    221,739
Benefits ceded          (682,240)    (6,655)   (688,895) (545,646)    (3,761)  (549,407)  (635,745)   (13,791)  (649,536)
                        -------------------------------------------------------------------------------------------------
     NET POLICYHOLDER
             BENEFITS   $234,693  $1,058,537 $1,293,230  $268,424 $1,083,578  $1,352,002  $255,860 $1,028,863 $1,284,723
                        -------------------------------------------------------------------------------------------------


The Company had $135,126 and $108,097 of assets held in trusts as of December 31, 2005 and 2004, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

In 2005, the Company signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and non-SCI Corporate funeral home changes for a period of ten years. The Company will receive payments from Forethought over the next ten years based on the amount of business the Company transitions to Forethought. This agreement does not impact Assurant Preneed's Independent -
- Canada or AMLIC distributions channels. The transaction will not have a material impact on the Company's consolidated financial position or results of operations.

The Company has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to these businesses are held in trust for the benefit of the Company and the separate accounts relating to the annuity business are still reflected as separate accounts in the Company's balance sheet.

In 2001, the Company entered into a reinsurance agreement with The Hartford for the sale of its FFG division. The reinsurance recoverable from The Hartford was $819,735 and $870,764 as of December 31, 2005 and 2004, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its LTC operations to John Hancock. Reinsurance recoverable from John Hancock was $354,288 and $290,993 as of December 31, 2005 and 2004, respectively.

NOTE 8. RESERVES

The following table provides reserve information by major lines of business as of:

                                             DECEMBER 31, 2005                             DECEMBER 31, 2004
                                ------------------------------------------------------------------------------------------
                                Future Policy     Unearned      Claims and    Future Policy     Unearned      Claims and
                                 Benefits and                    Benefits      Benefits and                    Benefits
                                   Expenses       Premiums       Payable         Expenses       Premiums       Payable
                                ------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
   Pre-funded funeral
     life insurance
     policies and
     investment-type
     annuity contracts           $  1,740,023     $   1,940    $      6,619    $  1,614,342     $   1,984    $      6,629
   Life insurance no
     longer offered                   289,078           687             883         297,082           730             933
   FFG and LTC disposed
     businesses                     1,121,837        18,964          33,222       1,112,101        19,088          30,568
   All other                            3,639           636          19,269           4,505           122          12,497
SHORT DURATION CONTRACTS:
   Group term life                         --         5,824         367,928              --         8,995         369,210
   Group disability                        --         1,913       1,431,733              --         3,697       1,368,820
   Medical                                 --         6,360          34,304              --         8,788          44,780
   Dental                                  --         3,548          24,657              --         2,754          31,171
   Credit life and
     disability                            --            95          17,995              --            70          20,000
                                 -----------------------------------------------------------------------------------------
                     TOTAL       $  3,154,577     $  39,967    $  1,936,610    $  3,028,030     $  46,228    $  1,884,608
---------------------------      -----------------------------------------------------------------------------------------


The Company's short duration group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2005 and 2004 liabilities include $1,376,793 and $1,318,794, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2005 and 2004 are $445,984 and $432,483, respectively.

NOTE 9. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: fair value of equity securities and non-sinking fund preferred stocks is based on quoted market prices.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

OTHER INVESTMENTS: the fair values of joint ventures are based on financial statements provided by partnerships or members. The invested assets related to a modified coinsurance arrangement are classified as trading securities and are reported at fair value. The carrying amounts of the remaining other investments approximate fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the fair values of securities lending assets and liabilities are based on quoted market prices.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

OTHER ASSETS: a derivative instrument, the CPI CAP, is recorded in other assets. The fair value of this derivative is based on quoted market prices.

                                                                    DECEMBER 31, 2005              DECEMBER 31, 2004
                                                               -----------------------------------------------------------
                                                                Carrying          Fair         Carrying          Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
FINANCIAL ASSETS
   Cash and cash equivalents                                   $    19,032    $     19,032    $    43,362    $     43,362
   Fixed maturities                                              3,488,415       3,488,415      3,538,462       3,538,462
   Equity securities                                               318,120         318,120        310,776         310,776
   Commercial mortgage loans on real estate                        758,966         815,753        695,921         779,111
   Policy loans                                                      9,773           9,773          9,956           9,956
   Short-term investments                                           79,916          79,916         47,989          47,989
   Collateral held under securities lending                        384,141         384,141        332,276         332,276
   Other investments                                                61,024          61,024         49,020          49,020
   Other assets                                                      8,753           8,753          9,850           9,850
   Assets held in separate accounts                              3,200,233       3,200,233      3,435,089       3,435,089
FINANCIAL LIABILITIES
   Policy reserves under investment products
   (Individual and group annuities, subject to                     616,733         609,603        595,799         588,190
     discretionary withdrawal)                                 $              $               $              $
   Obligations under securities lending                            384,141         384,141        332,276         332,276
   Liabilities related to separate accounts                      3,200,233       3,200,233      3,435,089       3,435,089
                                                               -----------------------------------------------------------


The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

NOTE 10. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $7,881, $9,409 and $6,160 for 2005, 2004 and 2003, respectively.

The Company participates in a contributory profit sharing plan, sponsored by our Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was $5,654, $5,460 and $6,760 for 2005, 2004 and 2003, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $0, $1,767 and $1,490 in 2005, 2004 and 2003, respectively, as claims were incurred. During 2005, 2004 and 2003 the Company incurred expenses related to retirement benefits of $1,505, $4,333 and $3,344, respectively.

NOTE 11. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                   DECEMBER 31,
                        ------------------------------------
                           2005        2004         2003
                        ------------------------------------
Beginning Balance       $  116,060  $   103,606  $   77,737
Costs deferred              78,432       78,106      74,048
Amortization               (72,726)     (68,508)    (52,630)
Foreign currency
   translation               1,456        2,856       4,451
                        ------------------------------------
     ENDING BALANCE     $  123,222  $   116,060  $  103,606
                        ------------------------------------

NOTE 12. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) are as follows:

                                                Goodwill for the Year Ended                VOBA for the Year Ended
                                                       December 31,                             December 31,
                                          ----------------------------------------   ------------------------------------
                                             2005          2004           2003         2005         2004         2003
                                          -------------------------------------------------------------------------------
Beginning Balance                         $  156,104    $  156,985     $  156,006    $  39,413    $  45,710    $  52,643
Dental mergers (see Note 2)                    8,594            --             --           --           --           --
Acquisitions (Dispositions)                     (340)           --             --           --           --           --
Amortization, net of interest accrued             --            --             --       (5,532)      (6,503)      (7,466)
Foreign Currency Translation                     246          (881)           979           84          206          533
                                          -------------------------------------------------------------------------------
                        ENDING BALANCE    $  164,604    $  156,104     $  156,985    $  33,965    $  39,413    $  45,710
                                          -------------------------------------------------------------------------------


As of December 31, 2005, the majority of the outstanding balance of VOBA is in the Company's Preneed segment. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2005 the estimated amortization of VOBA for the next five years is as follows:

Year                                                                                Amount $
-----------------------------------------------------------------------------------------------
2006                                                                                  4,764
2007                                                                                  4,056
2008                                                                                  3,242
2009                                                                                  2,452
2010                                                                                  1,971


NOTE 13. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                  Foreign Currency       Unrealized Gains
                                                     Translation            (Losses) on             Accumulated Other
                                                     Adjustment             Securities            Comprehensive Income
                                                  -----------------------------------------------------------------------
Balance at December 31, 2002                          $ (1,256)              $  102,453                $  101,197
Activity in 2003                                         5,189                   50,016                    55,205
Balance at December 31, 2003                             3,933                  152,469                   156,402
Activity in 2004                                         2,784                   13,489                    16,273
Balance at December 31, 2004                             6,717                  165,958                   172,675
Dental Merger (See Note 2)                                  --                       34                        34
Activity in 2005                                           300                  (53,480)                  (53,180)
                                                  -----------------------------------------------------------------------
                BALANCE AT DECEMBER 31, 2005          $  7,017               $  112,512                $  119,529
                                                  -----------------------------------------------------------------------


NOTE 14. RELATED PARTY TRANSACTIONS

The Company receives various services from Assurant and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2005, 2004 and 2003, were $32,103, $27,940 and
$33,189, respectively. Net affiliate expenses were $38,846, $34,462 and $33,164, for the years ended December 31, 2005, 2004 and 2003. Information technology expenses were $13,540, $12,889 and $12,235 for years ended December 31, 2005, 2004 and 2003, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company ("UFL"). The Company has assumed premium from UFL of $12,215, $15,136 and $19,332 in 2005, 2004 and 2003, respectively. The
Company assumed $572,790 and $600,447 of reserves in 2005 and 2004, respectively, from UFL.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLIC"). The Company assumed $6,588, $6,526 and $5,847 of premium from USLIC in 2005, 2004 and 2003, respectively. The Company assumed $24,879 and $23,533 of reserves in 2005 and 2004, respectively, from USLIC.

NOTE 15. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2005, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2006                                              $   8,673
2007                                                  7,455
2008                                                  6,747
2009                                                  5,297
2010                                                  4,555
------------------------------------------------------------
Thereafter                                            3,560
------------------------------------------------------------
TOTAL MINIMUM FUTURE LEASE PAYMENTS               $  36,287
------------------------------------------------------------


Rent expense was $9,699, $10,904 and $10,676 for 2005, 2004 and 2003
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                    PART C

                              OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)  Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)

(b)  Not Applicable.

(c)  Principal Underwriter and Servicing Agreement.(1)

(d)  Form of Variable Life Insurance Policy.(2)

(e)  Form of Application for Variable Life Insurance Policy.(1)

(f)  (1) Restated Articles of Incorporation of Fortis Benefits Insurance Company(3)

     (2) Articles of Amendment of Union Security Insurance Company(5)

     (3) Restated Bylaws of Fortis Benefits Insurance Company(3)

     (4) Amendment to the Restated Bylaws of Union Security Insurance Company(5)

(g)  Form of Reinsurance Contract.(4)

(h)  Form of Participation Agreement.(4)

(i)  Not Applicable.

(j)  Not Applicable.

(k)  Opinion and consent of Douglas R. Lowe, corporate counsel of Union Security Insurance Company.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  (1) Consent of PricewaterhouseCoopers LLP., Independent Registered Public Accounting Firm.

     (2) Consent of Deloitte & Touche LLP.

(o)  No financial statement will be omitted.

(p)  Not Applicable.

(q)  Memorandum describing transfer and redemption procedures.(6)

(r)  Copy of Power of Attorney.


------------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919 filed with the Commission on April 22, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701, filed with the commission on April 19, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69327 filed with the Commission on December 12, 2005.

(6) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement File No. 33-65243, filed with the Securities and Exchange Commission on May 29, 1996.

ITEM 27.  OFFICERS AND DIRECTORS.

                                                            POSITION AND OFFICES
NAME AND ADDRESS                                               WITH DEPOSITOR
-------------------------------  ---------------------------------------------------------------------------
Philip Bruce Camacho(1)          President and Chief Executive Officer, Director
Michael John Peninger(2)         Executive Vice President (President - Group Nonmedical), Director
Robert B. Pollock(1)             Chairman of the Board, Director
Alan W. Feagin(3)                Executive Vice President, Director
Lesley G. Silvester(1)           Director
Rannell M. Jacobson(4)           Treasurer


------------

(1) Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2) Address: 2323 Grand Boulevard, Kansas City, MO 64108.

(3) Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

(4) Address: 576 Bielenberg Drive, Woodbury, MN 55125

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, File No. 033-65243, filed on April 7, 2006.

ITEM 29:  INDEMNIFICATION

    Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

    There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

   (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

    Union Security Life Insurance Company of New York - Separate Account A

    Union Security Insurance Company - Variable Account C

    Union Security Insurance Company - Variable Account D

   (b)  Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS                                   TITLE
------------------------------------  ----------------------------------------------------------------------
Richard Fergesen*                     Chief Financial Officer, Assistant Treasurer and Financial Principal
Walter R. White*                      Chief Operating Officer, Director
Brian Murphy*                         President and Chief Executive Officer, Director
Michael G. Brennan                    Chief Compliance Officer
Sarah J. Harding*                     Assistant Secretary
John C. Walters**                     Director
Richard G. Costello***                Assistant Secretary


------------

   *    Address: 500 Bielenberg Drive, Woodbury, MN 55125

   **   Address: 200 Hopmeadow Street, Simsbury, CT 06089

   ***  Address: Hartford Plaza, Hartford, CT 06115.

   (c)  None.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books, records or other documents required to be kept by
    Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                      576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                     500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company               500 Bielenberg Drive, Woodbury, MN 55125

ITEM 32.  MANAGEMENT SERVICES

    Effective April 1, 2001, Fortis (as of September 6, 2005, known as Union Security Insurance Company) contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security Insurance Company remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the general account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security Insurance Company.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

    Union Security Insurance Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 5th day of April, 2006.

VARIABLE ACCOUNT C
(Registrant)


By:        Philip B. Camacho                             *By:      /s/ Jerry K. Scheinfeldt
           --------------------------------------------            --------------------------------------------
           Philip B. Camacho,                                      Jerry K. Scheinfeldt
           President*                                              Attorney-In-Fact


UNION SECURITY INSURANCE COMPANY
(Depositor)


By:        Philip B. Camacho
           --------------------------------------------
           Philip B. Camacho,
           President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert B. Pollock,
     Chairman of the Board, Director*
Alan W. Feagin
     Director*
Philip B. Camacho
     President and Director
     Chief Executive Officer*
Michael John Peninger
     Michael John Peninger Director*                       *By:      /s/ Jerry K. Scheinfeldt
                                                                     ----------------------------------------------
Ranell M. Jacobson                                                   Jerry K. Scheinfeldt
     Treasurer, Principal Accounting                                 Attorney-in-Fact
     Officer, and Principal Financial Officer*
Lesley G. Silvester
     Director*                                             Date:     April 5, 2006

33-48266

                                EXHIBIT INDEX

      1.1   Opinion and Consent of Douglas R. Lowe, Esq., Corporate Counsel of Union Security Insurance
            Company.

      1.2   Consent of PricewaterhouseCoopers LLP., Independent Registered Public Accounting Firm.

      1.3   Consent of Deloitte & Touche LLP.

      1.4   Copy of Power of Attorney.